UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21922

RS VARIABLE PRODUCTS TRUST

(Exact name of registrant as specified in charter)

One Bush Street, Suite 900

San Francisco, CA 94104

(Address of principal executive offices) (Zip code)

Matthew H. Scanlan

c/o RS Investments

One Bush Street, Suite 900

San Francisco, CA 94104

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-3253

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments

SCHEDULE OF INVESTMENTS — RS LARGE CAP ALPHA VIP SERIES

March 31, 2016 (unaudited)	Shares	Value
Common Stocks — 93.3%
Asset Management & Custodian — 1.4%
Franklin Resources, Inc.	358,710	$14,007,625
		14,007,625
Banks: Diversified — 4.4%
Comerica, Inc.	127,610	4,832,591
The PNC Financial Services Group, Inc.	181,380	15,339,306
Wells Fargo & Co.	465,230	22,498,523
		42,670,420
Cable Television Services — 4.2%
Charter Communications, Inc., Class A(1)	204,560	41,409,081
		41,409,081
Chemicals: Specialty — 2.3%
LyondellBasell Industries N.V., Class A	199,048	17,034,528
Praxair, Inc.	47,765	5,466,704
		22,501,232
Computer Services, Software & Systems — 11.6%
Alphabet, Inc., Class A(1)	62,325	47,547,742
Intuit, Inc.	113,070	11,760,411
Microsoft Corp.	981,270	54,195,542
		113,503,695
Containers & Packaging — 1.3%
Ball Corp.	183,120	13,054,625
		13,054,625
Diversified Financial Services — 3.8%
JPMorgan Chase & Co.	631,730	37,411,051
		37,411,051
Diversified Manufacturing Operations — 1.6%
General Electric Co.	492,870	15,668,337
		15,668,337
Diversified Media — 2.7%
Twenty-First Century Fox, Inc., Class A	953,895	26,594,593
		26,594,593
Diversified Retail — 6.4%
Dollar General Corp.	326,960	27,987,776
Liberty Interactive Corp. QVC Group, Class A(1)	1,359,574	34,329,243
		62,317,019
Drug & Grocery Store Chains — 4.8%
CVS Health Corp.	457,835	47,491,225
		47,491,225
Financial Data & Systems — 2.7%
American Express Co.	428,400	26,303,760
		26,303,760
Foods — 2.4%
Mondelez International, Inc., Class A	593,900	23,827,268
		23,827,268
Gas Pipeline — 1.3%
Enterprise Products Partners L.P.	504,340	12,416,851
		12,416,851

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LARGE CAP ALPHA VIP SERIES

March 31, 2016 (unaudited)	Shares	Value
Health Care Management Services — 1.7%
UnitedHealth Group, Inc.	125,775	$16,212,397
		16,212,397
Insurance: Life — 2.5%
Aflac, Inc.	392,970	24,812,126
		24,812,126
Insurance: Property - Casualty — 9.7%
Chubb Ltd.	154,760	18,439,654
FNF Group	299,920	10,167,288
The Progressive Corp.	1,479,420	51,986,819
XL Group PLC	404,080	14,870,144
		95,463,905
Medical Equipment — 3.7%
Agilent Technologies, Inc.	909,000	36,223,650
		36,223,650
Oil Well Equipment & Services — 1.0%
Schlumberger Ltd.	131,590	9,704,763
		9,704,763
Oil: Crude Producers — 3.8%
EOG Resources, Inc.	263,572	19,130,056
Noble Energy, Inc.	573,690	18,019,603
		37,149,659
Oil: Integrated — 4.9%
Chevron Corp.	401,790	38,330,766
Exxon Mobil Corp.	117,330	9,807,615
		48,138,381
Pharmaceuticals — 9.0%
Allergan PLC(1)	109,956	29,471,507
Bristol-Myers Squibb Co.	324,730	20,743,752
Endo International PLC(1)	452,700	12,743,505
Pfizer, Inc.	847,000	25,105,080
		88,063,844
Radio & TV Broadcasters — 3.8%
Sirius XM Holdings, Inc.(1)	9,353,510	36,946,364
		36,946,364
Railroads — 0.8%
Union Pacific Corp.	92,120	7,328,146
		7,328,146
Utilities: Electrical — 1.5%
Edison International	206,590	14,851,755
		14,851,755
Total Common Stocks (Cost $802,977,140)		914,071,772

	Principal Amount	Value
Repurchase Agreements — 9.1%
Fixed Income Clearing Corp. Repurchase Agreement, 0.03%, dated 3/31/2016, maturity value of $89,581,075, due 4/1/2016(2)	$89,581,000	89,581,000
Total Repurchase Agreements (Cost $89,581,000)		89,581,000

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LARGE CAP ALPHA VIP SERIES

March 31, 2016 (unaudited)	Value
Total Investments — 102.4% (Cost $892,558,140)	$1,003,652,772
Other Liabilities, Net — (2.4)%	(23,464,692)
Total Net Assets — 100.0%	$980,188,080

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	3.625%	2/15/2044	$91,377,169

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LARGE CAP ALPHA VIP SERIES

The following is a summary of the inputs used as of March 31, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$914,071,772	$—	$—	$914,071,772
Repurchase Agreements	—	89,581,000	—	89,581,000

Total	$914,071,772	$89,581,000	$—	$1,003,652,772

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP GROWTH EQUITY VIP SERIES

March 31, 2016 (unaudited)	Shares	Value
Common Stocks — 98.4%
Aerospace — 2.0%
HEICO Corp., Class A	38,672	$1,840,787
		1,840,787
Air Transport — 1.1%
Spirit Airlines, Inc.(1)	20,770	996,545
		996,545
Auto Parts — 0.6%
Gentherm, Inc.(1)	14,340	596,401
		596,401
Back Office Support, HR and Consulting — 1.7%
Ritchie Bros. Auctioneers, Inc.	58,800	1,592,304
		1,592,304
Banks: Diversified — 2.1%
PrivateBancorp, Inc.	19,990	771,614
Western Alliance Bancorp(1)	34,540	1,152,945
		1,924,559
Biotechnology — 13.6%
Aimmune Therapeutics, Inc.(1)	24,350	330,186
Amicus Therapeutics, Inc.(1)	103,917	878,099
aTyr Pharma, Inc.(1)	45,861	180,692
Bluebird Bio, Inc.(1)	12,645	537,412
Blueprint Medicines Corp.(1)	23,600	425,980
Celyad S.A., ADR(1)	10,030	439,013
Five Prime Therapeutics, Inc.(1)	18,000	731,340
Ignyta, Inc.(1)	50,270	340,328
Immune Design Corp.(1)	35,190	457,470
Kite Pharma, Inc.(1)	12,820	588,566
Ligand Pharmaceuticals, Inc.(1)	11,777	1,261,199
Lion Biotechnologies, Inc.(1)	79,300	402,844
Loxo Oncology, Inc.(1)	42,270	1,155,662
Myriad Genetics, Inc.(1)	42,500	1,590,775
NantKwest, Inc.(1)	34,110	280,384
Pronai Therapeutics, Inc.(1)	28,624	192,926
REGENXBIO, Inc.(1)	29,000	313,200
Sage Therapeutics, Inc.(1)	17,420	558,485
Spark Therapeutics, Inc.(1)	15,900	469,209
Ultragenyx Pharmaceutical, Inc.(1)	12,054	763,139
Vital Therapies, Inc.(1)	69,227	627,889
		12,524,798
Building Materials — 1.2%
Headwaters, Inc.(1)	55,390	1,098,938
		1,098,938
Casinos & Gambling — 0.0%
Penn National Gaming, Inc.(1)	1,210	20,195
		20,195
Chemicals: Diversified — 1.3%
Chemtura Corp.(1)	45,490	1,200,936
		1,200,936
Communications Technology — 1.7%
RingCentral, Inc., Class A(1)	97,069	1,528,837
		1,528,837

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP GROWTH EQUITY VIP SERIES

March 31, 2016 (unaudited)	Shares	Value
Computer Services, Software & Systems — 12.4%
Benefitfocus, Inc.(1)	34,114	$1,137,702
Black Knight Financial Services, Inc., Class A(1)	42,502	1,318,837
comScore, Inc.(1)	26,751	803,600
InterXion Holding N.V.(1)	21,590	746,582
LogMeIn, Inc.(1)	53,800	2,714,748
Proofpoint, Inc.(1)	41,690	2,242,088
The Ultimate Software Group, Inc.(1)	12,426	2,404,431
		11,367,988
Consumer Lending — 1.5%
LendingTree, Inc.(1)	14,380	1,406,076
		1,406,076
Diversified Materials & Processing — 2.0%
Hexcel Corp.	41,398	1,809,507
		1,809,507
Diversified Retail — 1.0%
Ollie’s Bargain Outlet Holdings, Inc.(1)	40,000	937,200
		937,200
Drug & Grocery Store Chains — 1.4%
Casey’s General Stores, Inc.	11,020	1,248,786
		1,248,786
Education Services — 0.0%
Grand Canyon Education, Inc.(1)	410	17,523
		17,523
Electronic Entertainment — 1.9%
Take-Two Interactive Software, Inc.(1)	47,480	1,788,572
		1,788,572
Entertainment — 1.9%
IMAX Corp.(1)	55,710	1,732,024
		1,732,024
Financial Data & Systems — 1.9%
Euronet Worldwide, Inc.(1)	22,978	1,702,900
		1,702,900
Foods — 4.0%
Pinnacle Foods, Inc.	56,000	2,502,080
Snyder’s-Lance, Inc.	37,237	1,172,221
		3,674,301
Glass — 1.0%
Apogee Enterprises, Inc.	20,740	910,279
		910,279
Health Care Management Services — 0.7%
WellCare Health Plans, Inc.(1)	7,230	670,583
		670,583
Health Care Services — 2.4%
Acadia Healthcare Co., Inc.(1)	19,310	1,064,174
Amedisys, Inc.(1)	24,010	1,160,643
		2,224,817
Insurance: Property - Casualty — 1.0%
AmTrust Financial Services, Inc.	34,050	881,214
		881,214

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP GROWTH EQUITY VIP SERIES

March 31, 2016 (unaudited)	Shares	Value
Leisure Time — 0.8%
ClubCorp Holdings, Inc.	54,520	$765,461
		765,461
Machinery: Industrial — 1.7%
John Bean Technologies Corp.	27,710	1,563,121
		1,563,121
Medical & Dental Instruments & Supplies — 6.0%
AtriCure, Inc.(1)	66,573	1,120,424
Intersect ENT, Inc.(1)	36,210	687,990
STERIS PLC	23,130	1,643,386
West Pharmaceutical Services, Inc.	29,732	2,061,022
		5,512,822
Medical Equipment — 3.8%
ConforMIS, Inc.(1)	48,546	521,870
DexCom, Inc.(1)	13,329	905,172
NxStage Medical, Inc.(1)	97,478	1,461,195
Zeltiq Aesthetics, Inc.(1)	23,760	645,322
		3,533,559
Office Supplies & Equipment — 1.0%
Zebra Technologies Corp., Class A(1)	13,620	939,780
		939,780
Oil: Crude Producers — 1.0%
Carrizo Oil & Gas, Inc.(1)	10,020	309,818
Diamondback Energy, Inc.(1)	7,810	602,776
		912,594
Pharmaceuticals — 0.6%
Ascendis Pharma A/S, ADR(1)	29,873	554,144
		554,144
Real Estate Investment Trusts — 1.3%
Sovran Self Storage, Inc.	9,750	1,150,012
		1,150,012
Restaurants — 4.9%
Popeyes Louisiana Kitchen, Inc.(1)	15,857	825,515
Red Robin Gourmet Burgers, Inc.(1)	26,739	1,723,863
Sonic Corp.	30,360	1,067,458
Wingstop, Inc.(1)	38,867	881,504
		4,498,340
Scientific Instruments: Electrical — 1.3%
Littelfuse, Inc.	9,680	1,191,705
		1,191,705
Securities Brokerage & Services — 1.5%
MarketAxess Holdings, Inc.	5,554	693,306
Virtu Financial, Inc., Class A	30,800	680,988
		1,374,294
Semiconductors & Components — 6.5%
Cavium, Inc.(1)	20,770	1,270,293
Monolithic Power Systems, Inc.	42,310	2,692,608
Tower Semiconductor Ltd.(1)	164,287	1,991,159
		5,954,060
Specialty Retail — 3.9%
Burlington Stores, Inc.(1)	23,163	1,302,687
Five Below, Inc.(1)	22,740	940,072

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP GROWTH EQUITY VIP SERIES

March 31, 2016 (unaudited)	Shares	Value
Lithia Motors, Inc., Class A	15,020	$1,311,696
		3,554,455
Textile Products — 1.4%
Interface, Inc.	71,360	1,323,014
		1,323,014
Textiles, Apparel & Shoes — 3.7%
Carter’s, Inc.	11,190	1,179,202
G-III Apparel Group Ltd.(1)	22,490	1,099,536
Steven Madden Ltd.(1)	30,740	1,138,610
		3,417,348
Truckers — 0.6%
Knight Transportation, Inc.	21,440	560,656
		560,656
Total Common Stocks (Cost $86,943,816)		90,501,435

	Principal Amount	Value
Repurchase Agreements — 1.9%
Fixed Income Clearing Corp. Repurchase Agreement, 0.03%, dated 3/31/2016, maturity value of $1,750,001, due 4/1/2016(2)	$1,750,000	1,750,000
Total Repurchase Agreements (Cost $1,750,000)		1,750,000
Total Investments — 100.3% (Cost $88,693,816)		92,251,435
Other Liabilities, Net — (0.3)%		(273,404)
Total Net Assets — 100.0%		$91,978,031

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	3.625%	2/15/2044	$1,790,281

Legend:

ADR — American Depositary Receipt.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP GROWTH EQUITY VIP SERIES

The following is a summary of the inputs used as of March 31, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$90,501,435	$—	$—	$90,501,435
Repurchase Agreements	—	1,750,000	—	1,750,000

Total	$90,501,435	$1,750,000	$—	$92,251,435

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INTERNATIONAL VIP SERIES

March 31, 2016 (unaudited)	Shares	Value
Common Stocks — 95.5%
Australia — 5.6%
BHP Billiton Ltd.	135,887	$1,755,905
CSL Ltd.	39,390	3,061,053
Suncorp Group Ltd.	129,085	1,177,722
Westpac Banking Corp.	170,531	3,960,938
		9,955,618
Belgium — 0.9%
Melexis N.V.	29,540	1,603,601
		1,603,601
Denmark — 2.9%
Pandora A/S	19,902	2,601,944
Royal Unibrew A/S	53,629	2,586,166
		5,188,110
France — 8.3%
Air Liquide S.A.	14,004	1,571,120
AXA S.A.	68,481	1,605,790
Bureau Veritas S.A.	85,631	1,903,869
Cap Gemini S.A.	14,587	1,368,324
Cie Generale des Etablissements Michelin	26,465	2,703,890
Societe Generale S.A.	38,634	1,427,602
TOTAL S.A.	63,048	2,868,766
Veolia Environnement S.A.	51,822	1,247,294
		14,696,655
Germany — 9.7%
Bayer AG (Reg S)	24,375	2,856,267
Daimler AG (Reg S)	32,546	2,490,830
Deutsche Boerse AG	15,573	1,325,947
Deutsche Wohnen AG	63,688	1,976,526
HeidelbergCement AG	17,936	1,532,726
SAP SE	39,352	3,166,591
Siemens AG (Reg S)	35,808	3,787,079
		17,135,966
Hong Kong — 3.5%
AIA Group Ltd.	277,200	1,575,610
CK Hutchison Holdings Ltd.	139,500	1,808,790
Power Assets Holdings Ltd.	179,000	1,833,148
The Wharf Holdings Ltd.	175,000	958,558
		6,176,106
Italy — 3.4%
Enel S.p.A.	379,858	1,683,993
Eni S.p.A.	99,854	1,508,063
Intesa Sanpaolo S.p.A.	346,054	956,844
Recordati S.p.A.	76,339	1,909,524
		6,058,424
Japan — 19.4%
Central Japan Railway Co.	6,300	1,114,163
Chubu Electric Power Co., Inc.	93,800	1,309,010
DCM Holdings Co. Ltd.	199,500	1,441,923
Dowa Holdings Co. Ltd.	167,801	933,547
Fuji Electric Co. Ltd.	417,000	1,441,808
FUJIFILM Holdings Corp.	16,100	636,389
Hitachi Construction Machinery Co. Ltd.	76,900	1,220,485
Hoya Corp.	48,200	1,832,112
Kao Corp.	39,000	2,079,555
Milbon Co. Ltd.	29,900	1,210,131
Mitsubishi Corp.	117,300	1,984,887
Mitsubishi UFJ Financial Group, Inc.	355,900	1,649,100
Mizuho Financial Group, Inc.	888,500	1,324,116
Nippon Building Fund, Inc.	230	1,361,570

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INTERNATIONAL VIP SERIES

March 31, 2016 (unaudited)	Shares	Value
Nippon Telegraph & Telephone Corp.	73,700	$3,183,655
Obic Co. Ltd.	13,500	713,660
Oracle Corp. Japan	39,600	2,220,862
Rohto Pharmaceutical Co. Ltd.	72,920	1,328,232
Sanwa Holdings Corp.	122,800	913,541
Tokio Marine Holdings, Inc.	35,200	1,189,334
Toyota Motor Corp.	74,000	3,924,619
USS Co. Ltd.	86,500	1,380,288
		34,392,987
Netherlands — 2.4%
ING Groep N.V., CVA	112,578	1,347,200
Wolters Kluwer N.V.	72,765	2,900,233
		4,247,433
New Zealand — 1.2%
Fisher & Paykel Healthcare Corp. Ltd.	322,290	2,180,666
		2,180,666
Singapore — 1.1%
Singapore Exchange Ltd.	317,600	1,871,524
		1,871,524
Spain — 2.8%
Banco Santander S.A.	499,953	2,195,733
Ferrovial S.A.	125,105	2,684,870
		4,880,603
Sweden — 2.5%
Intrum Justitia AB	83,647	2,947,734
Skandinaviska Enskilda Banken AB, Class A	161,356	1,538,727
		4,486,461
Switzerland — 9.4%
Actelion Ltd. (Reg S)(1)	16,196	2,417,086
Bossard Holding AG, Class A (Reg S)(1)	9,360	986,215
Nestle S.A. (Reg S)	62,168	4,639,022
Novartis AG (Reg S)	13,235	957,577
Roche Holding AG	17,255	4,236,798
Swiss Re AG	18,411	1,700,064
U-Blox AG(1)	4,569	877,484
UBS Group AG (Reg S)	57,725	928,566
		16,742,812
United Kingdom — 22.4%
BP PLC	286,645	1,434,188
British American Tobacco PLC	86,100	5,034,775
BT Group PLC	264,631	1,670,920
Croda International PLC	49,356	2,149,095
Diageo PLC	109,069	2,940,940
Direct Line Insurance Group PLC	263,435	1,397,311
Experian PLC	165,520	2,954,442
HSBC Holdings PLC	282,927	1,759,511
Investec PLC	125,526	920,790
Land Securities Group PLC	61,538	970,302
National Grid PLC	172,527	2,441,144
Next PLC	11,728	908,234
RELX PLC	194,344	3,605,286
Rio Tinto PLC	77,592	2,174,955
Royal Dutch Shell PLC, Class A	150,154	3,625,611
Smith & Nephew PLC	119,931	1,973,194
Standard Chartered PLC	116,509	787,951
Unilever PLC	65,740	2,964,394
		39,713,043
Total Common Stocks (Cost $168,444,377)		169,330,009

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INTERNATIONAL VIP SERIES

March 31, 2016 (unaudited)	Shares	Value
Preferred Stocks — 0.8%
Japan — 0.8%
Ito En Ltd.	79,000	$1,400,590
		1,400,590
Total Preferred Stocks (Cost $1,246,077)		1,400,590

	Shares	Value
Exchange-Traded Funds — 1.8%
iShares MSCI EAFE ETF	49,188	2,810,110
SPDR Gold Shares(1)	3,366	395,842
Total Exchange-Traded Funds (Cost $3,255,591)		3,205,952

	Principal Amount	Value
Repurchase Agreements — 1.1%
Fixed Income Clearing Corp. Repurchase Agreement, 0.03%, dated 3/31/2016, maturity value of $1,936,002, due 4/1/2016(2)	$1,936,000	1,936,000
Total Repurchase Agreements (Cost $1,936,000)		1,936,000
Total Investments — 99.2% (Cost $174,882,045)		175,872,551
Other Assets, Net — 0.8%		1,419,001
Total Net Assets — 100.0%		$177,291,552

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	3.625%	2/15/2044	$1,978,413

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INTERNATIONAL VIP SERIES

The following is a summary of the inputs used as of March 31, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks:
Australia	$—	$9,955,618	*	$—	$9,955,618
Belgium	—	1,603,601	*	—	1,603,601
Denmark	—	5,188,110	*	—	5,188,110
France	—	14,696,655	*	—	14,696,655
Germany	—	17,135,966	*	—	17,135,966
Hong Kong	—	6,176,106	*	—	6,176,106
Italy	—	6,058,424	*	—	6,058,424
Japan	—	34,392,987	*	—	34,392,987
Netherlands	—	4,247,433	*	—	4,247,433
New Zealand	—	2,180,666	*	—	2,180,666
Singapore	—	1,871,524	*	—	1,871,524
Spain	—	4,880,603	*	—	4,880,603
Sweden	—	4,486,461	*	—	4,486,461
Switzerland	—	16,742,812	*	—	16,742,812
United Kingdom	—	39,713,043	*	—	39,713,043
Preferred Stocks	—	1,400,590	*	—	1,400,590
Exchange-Traded Funds	3,205,952	—		—	3,205,952
Repurchase Agreements	—	1,936,000		—	1,936,000

Total	$3,205,952	$172,666,599		$—	$175,872,551

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS VIP SERIES

March 31, 2016 (unaudited)	Shares	Value
Common Stocks — 94.9%
Argentina — 1.7%
Grupo Financiero Galicia S.A., ADR	13,539	$383,154
Pampa Energia S.A., ADR(1)	8,050	172,592
YPF S.A., ADR	16,473	294,537
		850,283
Brazil — 4.1%
BB Seguridade Participacoes S.A.	58,400	482,383
Cia Paranaense de Energia, ADR	60,664	480,459
JBS S.A.	98,000	298,444
Sao Martinho S.A.	9,400	126,243
Telefonica Brasil S.A., ADR	28,297	353,429
Vale S.A., ADR	72,113	303,596
		2,044,554
Chile — 0.9%
Banco Santander Chile, ADR	10,205	197,467
Enersis Americas S.A., ADR	17,893	248,712
		446,179
Czech Republic — 0.5%
Erste Group Bank AG(1)	8,886	249,404
		249,404
Egypt — 0.5%
Commercial International Bank, GDR (Reg S)	67,130	238,311
		238,311
Greece — 0.7%
Tsakos Energy Navigation Ltd.	52,470	324,264
		324,264
Hong Kong — 0.4%
Man Wah Holdings Ltd.	161,200	204,936
		204,936
Hungary — 0.8%
OTP Bank PLC	15,678	393,323
		393,323
India — 8.3%
Bharat Petroleum Corp. Ltd.	26,728	365,313
Dewan Housing Finance Corp. Ltd.	147,976	438,806
HDFC Bank Ltd., ADR	6,625	408,299
Infosys Ltd.	41,482	763,229
IRB Infrastructure Developers Ltd.	134,968	475,739
ITC Ltd.	50,485	249,562
Power Grid Corp. of India Ltd.	115,808	242,977
Tata Motors Ltd., ADR(1)	18,439	535,653
Welspun India Ltd.	216,500	323,570
Yes Bank Ltd.	24,267	317,746
		4,120,894
Indonesia — 3.8%
PT Adhi Karya (Persero) Tbk	798,100	161,742
PT Bank Negara Indonesia (Persero) Tbk	1,055,900	413,943
PT Bank Rakyat Indonesia (Persero) Tbk	345,000	296,888
PT Gudang Garam Tbk	81,300	400,205
PT Sri Rejeki Isman Tbk	9,551,900	232,530
PT Telekomunikasi Indonesia (Persero) Tbk	1,496,200	377,138
		1,882,446
Malaysia — 0.7%
AirAsia Bhd	739,400	346,872
		346,872

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS VIP SERIES

March 31, 2016 (unaudited)	Shares	Value
Mexico — 5.6%
Alsea S.A.B. de C.V.	58,300	$218,830
Cemex S.A.B. de C.V., ADR(1)	30,892	224,894
Controladora Vuela Cia de Aviacion S.A.B. de C.V., Class A(1)	140,800	297,456
Gruma S.A.B. de C.V., Class B	16,097	255,274
Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR	2,560	227,098
Grupo Mexico S.A.B. de C.V., Series B	186,154	449,084
Macquarie Mexico Real Estate Management S.A. de C.V.(1)	183,800	248,405
Nemak S.A.B. de C.V.	232,600	334,418
OHL Mexico S.A.B. de C.V.(1)	205,500	325,310
Unifin Financiera S.A.B. de C.V. SOFOM ENR	77,300	216,592
		2,797,361
People’s Republic of China — 22.5%
Alibaba Group Holding Ltd., ADR(1)	9,781	772,992
Angang Steel Co. Ltd., H shares	388,000	180,033
Baidu, Inc., ADR(1)	1,127	215,122
Bank of China Ltd., H shares	1,557,000	646,414
China Communications Construction Co. Ltd., H shares	441,000	527,368
China Construction Bank Corp., H shares	1,815,638	1,164,636
China Maple Leaf Educational Systems Ltd.	396,000	250,053
China Merchants Bank Co. Ltd., H shares	176,000	370,395
China Mobile Ltd.	68,258	755,518
China Petroleum & Chemical Corp., H shares	582,000	378,811
China Resources Gas Group Ltd.	146,000	416,039
China Resources Land Ltd.	186,000	476,242
China Shenhua Energy Co. Ltd., H shares	45,000	70,918
Chinasoft International Ltd.(1)	534,000	197,100
CNOOC Ltd.	334,000	390,218
CSPC Pharmaceutical Group Ltd.	406,000	366,970
NetEase, Inc., ADR	1,147	164,686
New China Life Insurance Co. Ltd., H shares	72,100	254,835
New Oriental Education & Technology Group, Inc., ADR	5,031	174,022
Nine Dragons Paper Holdings Ltd.	178,000	134,169
Ping An Insurance (Group) Co. of China Ltd., H shares	144,000	691,955
Shenzhen International Holdings Ltd.	267,500	434,898
Tencent Holdings Ltd.	81,330	1,663,789
Xinjiang Goldwind Science & Technology Co. Ltd., H shares	178,200	256,062
ZTE Corp., H shares(2)(3)	146,200	267,783
		11,221,028
Peru — 0.6%
Credicorp Ltd.	2,465	322,940
		322,940
Philippines — 0.4%
Vista Land & Lifescapes, Inc.	2,204,400	223,221
		223,221
Poland — 0.6%
Jeronimo Martins SGPS S.A.	17,512	286,268
		286,268
Qatar — 0.3%
Al Meera Consumer Goods Co.	2,481	140,998
		140,998
Russia — 2.9%
Lukoil PJSC, ADR	16,901	647,759
MMC Norilsk Nickel PJSC, ADR	22,721	292,803
Sberbank of Russia PJSC, ADR	35,371	245,524
X5 Retail Group N.V., GDR (Reg S)(1)	11,306	239,687
		1,425,773

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS VIP SERIES

March 31, 2016 (unaudited)	Shares	Value
Singapore — 0.4%
Golden Agri-Resources Ltd.	709,000	$215,696
		215,696
South Africa — 6.4%
Mondi Ltd.	12,024	231,378
Naspers Ltd., N shares	7,227	1,007,442
Peregrine Holdings Ltd.	101,336	186,725
Sanlam Ltd.	69,375	321,413
Sasol Ltd.	5,679	168,521
Standard Bank Group Ltd.	42,962	384,421
Steinhoff International Holdings N.V.	73,804	483,594
Telkom S.A. SOC Ltd.	46,436	180,819
The Bidvest Group Ltd.	9,235	233,055
		3,197,368
South Korea — 14.1%
Celltrion, Inc.(1)	258	24,751
Hite Jinro Co. Ltd.	15,246	385,292
Hyundai Development Co.	8,582	345,092
Hyundai Marine & Fire Insurance Co. Ltd.	18,836	547,120
Kia Motors Corp.	8,110	342,575
Korea Electric Power Corp.	4,711	246,788
Korea Investment Holdings Co. Ltd.	5,017	192,983
Korea Zinc Co. Ltd.	732	308,489
LG Chem Ltd.	1,325	380,263
LG Corp.	5,041	302,001
Mando Corp.	3,086	422,418
NCSoft Corp.	1,542	342,116
Osstem Implant Co. Ltd.(1)	3,903	268,714
Partron Co. Ltd.	20,246	215,078
Samkee Automotive Co. Ltd.	40,791	145,345
Samsung Electronics Co. Ltd.	1,609	1,846,499
Shinhan Financial Group Co. Ltd.	6,776	238,514
SK Hynix, Inc.	9,187	226,162
SK Innovation Co. Ltd.	1,607	242,199
		7,022,399
Taiwan — 12.5%
Casetek Holdings Ltd.	40,000	217,283
China Life Insurance Co. Ltd.	527,000	405,624
Chlitina Holding Ltd.	13,000	111,789
Eva Airways Corp.(1)	325,000	181,683
Formosa Plastics Corp.	219,000	543,029
Fubon Financial Holding Co. Ltd.	252,000	320,971
Hon Hai Precision Industry Co. Ltd.	93,000	244,800
Powertech Technology, Inc.	215,000	487,254
Primax Electronics Ltd.	370,000	433,633
Taiwan Mobile Co. Ltd.	126,000	409,068
Taiwan Semiconductor Manufacturing Co. Ltd.	454,259	2,265,768
Tong Yang Industry Co. Ltd.	220,000	330,238
Uni-President Enterprises Corp.	162,000	284,482
		6,235,622
Thailand — 3.1%
Bangkok Bank PCL (Reg F)	52,100	269,127
GFPT PCL (Reg F)(4)	614,300	211,352
Kasikornbank PCL (Reg F)	38,900	193,460
Thai Oil PCL (Reg F)(4)	121,400	238,563
Thai Union Group PCL (Reg F)(4)	494,400	293,664
The Siam Cement PCL (Reg F)	25,300	336,271
		1,542,437
Turkey — 3.1%
Celebi Hava Servisi A.S.	20,218	244,707
Petkim Petrokimya Holding A.S.(1)	113,799	161,180
TAV Havalimanlari Holding A.S.	51,252	305,872

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS VIP SERIES

March 31, 2016 (unaudited)	Shares	Value
Tupras Turkiye Petrol Rafinerileri A.S.(1)	8,945	$251,942
Turkiye Garanti Bankasi A.S.	192,040	561,853
		1,525,554
Total Common Stocks (Cost $45,167,094)		47,258,131

	Shares	Value
Exchange-Traded Funds — 1.5%
iShares MSCI Emerging Markets ETF	21,888	749,664
Total Exchange-Traded Funds (Cost $708,331)		749,664

	Shares	Value
Preferred Stocks — 1.5%
Brazil — 1.5%
Itau Unibanco Holding S.A.	85,797	744,712
		744,712
Total Preferred Stocks (Cost $981,478)		744,712

	Principal Amount	Value
Repurchase Agreements — 1.2%
Fixed Income Clearing Corp. Repurchase Agreement, 0.03%, dated 3/31/2016, maturity value of $598,001, due 4/1/2016(5)	$598,000	598,000
Total Repurchase Agreements (Cost $598,000)		598,000
Total Investments — 99.1% (Cost $47,454,903)		49,350,507
Other Assets, Net — 0.9%		442,547
Total Net Assets — 100.0%		$49,793,054

(1)	Non-income-producing security.
(2)	Fair valued security.
(3)	The table below presents securities deemed illiquid by the investment adviser.

Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets
ZTE Corp., H shares	146,200	$312,508	$267,783	4/30/2015-10/8/2015	0.54%

(4)	Foreign shares are valued based on the last trade price of the local shares.
(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	3.625%	2/15/2044	$612,944

Legend:
ADR — American Depositary Receipt.
GDR — Global Depositary Receipt.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS VIP SERIES

The following is a summary of the inputs used as of March 31, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks:
Argentina	$850,283	$—		$—	$850,283
Brazil	2,044,554	—		—	2,044,554
Chile	446,179	—		—	446,179
Czech Republic	—	249,404	*	—	249,404
Egypt	238,311	—		—	238,311
Greece	324,264	—		—	324,264
Hong Kong	—	204,936	*	—	204,936
Hungary	—	393,323	*	—	393,323
India	943,952	3,176,942	*	—	4,120,894
Indonesia	—	1,882,446	*	—	1,882,446
Malaysia	—	346,872	*	—	346,872
Mexico	2,797,361	—		—	2,797,361
People’s Republic of China
ZTE Corp., H shares	—	—		267,783	267,783
Other	1,326,822	9,626,423	*	—	10,953,245
Peru	322,940	—		—	322,940
Philippines	—	223,221	*	—	223,221
Poland	—	286,268	*	—	286,268
Qatar	—	140,998	*	—	140,998
Russia	313,272	1,112,501	*	—	1,425,773
Singapore	—	215,696	*	—	215,696
South Africa	—	3,197,368	*	—	3,197,368
South Korea	—	7,022,399	*	—	7,022,399
Taiwan	—	6,235,622	*	—	6,235,622
Thailand	—	1,542,437	*	—	1,542,437
Turkey	—	1,525,554	*	—	1,525,554
Exchange-Traded Funds	749,664	—		—	749,664
Preferred Stocks	744,712	—	*	—	744,712
Repurchase Agreements	—	598,000		—	598,000

Total	$11,102,314	$37,980,410		$267,783	$49,350,507

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investment in Securities (unaudited)
Balance as of 12/31/2015	$—
Change in unrealized appreciation/depreciation	—
Net realized gain	—
Purchases	—
Sales	—
Transfers into/out of Level 3	267,783

Balance as of 3/31/2016	$267,783

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS VIP SERIES

Security	Fair Value at 3/31/2016	Valuation Technique	Unobservable Input	Range of Unobservable Inputs
ZTE Corp., H shares	$267,783	Exchange Close Price Adjusted to Fair Value	Closing price from 3/4/2016(1)	$1.83 per share

(1)	Last available exchange close price. The company requested trading in its stock be halted on 3/7/2016 pending an announcement of a significant event.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

March 31, 2016 (unaudited)	Principal Amount	Value
Agency Mortgage-Backed Securities — 19.3%
FHLMC
4.00% due 1/1/2041(1)	$3,576,180	$3,820,767
7.00% due 9/1/2038	104,523	126,744
1534 Z 5.00% due 6/15/2023	202,869	216,557
3227 PR 5.50% due 9/15/2035(1)	1,748,436	1,813,216
FNMA
2.483% due 8/1/2046(2)	246,089	246,538
2.535% due 12/1/2036(2)	346,163	362,979
3.00% due 4/1/2043 - 7/1/2043	13,852,681	14,239,894
3.50% due 11/1/2042 - 4/13/2046	80,524,380	84,427,995
4.00% due 9/1/2040 - 4/13/2046	19,686,373	21,047,949
4.50% due 12/1/2038 - 3/1/2044	6,527,981	7,118,038
5.00% due 4/1/2023 - 12/1/2039	2,982,578	3,297,844
5.50% due 1/1/2038 - 2/1/2039	1,857,164	2,084,630
6.00% due 8/1/2021	111,472	120,290
7.00% due 2/1/2032 - 6/1/2032	67,964	82,829
7.50% due 12/1/2029	80,467	99,045
8.00% due 1/1/2030 - 9/1/2030	38,845	46,665
GNMA
6.00% due 10/15/2032 - 12/15/2033	208,900	241,542
Total Agency Mortgage-Backed Securities (Cost $136,923,691)		139,393,522

	Principal Amount	Value
Asset-Backed Securities — 3.5%
Ameriquest Mortgage Securities, Inc. 2003-5 A6 4.102% due 4/25/2033(2)	325,218	329,927
Avis Budget Rental Car Funding AESOP LLC 2014-1A A 2.46% due 7/20/2020(3)	4,000,000	4,000,072
CNH Equipment Trust 2012-C A4 0.87% due 9/16/2019(1)	7,444,275	7,436,840
DB Master Finance LLC 2015-1A A2I 3.262% due 2/20/2045(3)	1,425,600	1,403,575
Domino’s Pizza Master Issuer LLC 2012-1A A2 5.216% due 1/25/2042(1)(3)	4,052,255	4,146,885
Ford Credit Floorplan Master Owner Trust 2012-5 A 1.49% due 9/15/2019(1)	5,550,000	5,550,224
Synchrony Credit Card Master Note Trust 2012-6 A 1.36% due 8/17/2020	2,300,000	2,298,204
Total Asset-Backed Securities (Cost $25,114,917)		25,165,727

	Principal Amount	Value
Senior Secured Loans — 3.8%
Building Materials — 0.2%
Generac Power Systems, Inc. Term Loan B 3.50% due 5/31/2020(2)	1,351,500	1,339,674
		1,339,674

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

March 31, 2016 (unaudited)	Principal Amount	Value
Environmental — 0.5%
Granite Acquisition, Inc. Term Loan B 5.00% due 12/19/2021(2)	$3,783,525	$3,575,431
Term Loan C 5.00% due 12/19/2021(2)	168,582	159,310
		3,734,741
Gaming — 1.2%
MGM Resorts International Term Loan B 3.50% due 12/20/2019(2)	3,889,447	3,878,324
Scientific Games International, Inc. 2014 Term Loan B1 6.00% due 10/18/2020(2)	4,887,500	4,725,626
		8,603,950
Leisure — 0.3%
WMG Acquisition Corp. New Term Loan 3.75% due 7/1/2020(2)	1,947,556	1,917,525
		1,917,525
Pharmaceuticals — 1.1%
Amgen, Inc. Term Loan 1.631% due 9/18/2018(2)	1,554,000	1,548,172
RPI Finance Trust Term Loan B4 3.50% due 11/9/2020(2)	6,809,048	6,822,666
		8,370,838
Retailers — 0.5%
BJ’s Wholesale Club, Inc. New 1st Lien Term Loan 4.50% due 9/26/2019(2)	3,942,942	3,832,855
		3,832,855
Total Senior Secured Loans (Cost $28,258,052)		27,799,583

	Principal Amount	Value
Commercial Mortgage-Backed Securities — 10.7%
Banc of America Commercial Mortgage Trust 2008-1 A4 6.219% due 2/10/2051(2)	1,372,676	1,444,027
Bear Stearns Commercial Mortgage Securities Trust 2007-PW16 AM 5.721% due 6/11/2040(2)	940,000	967,928
Citigroup Commercial Mortgage Trust 2013-375P B 3.518% due 5/10/2035(1)(2)(3)	4,100,000	4,160,069
2014-388G B 1.487% due 6/15/2033(2)(3)	4,000,000	3,893,215
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3 AM 5.648% due 10/15/2048	5,785,000	5,823,072
Crown Castle Towers LLC Sr. Sec. Nt. 6.113% due 1/15/2040(1)(3)	5,800,000	6,399,350
DBUBS Mortgage Trust 2011-LC1A A3 5.002% due 11/10/2046(1)(3)	4,500,000	5,075,016
Fairway Outdoor Funding LLC 2012-1A A2 4.212% due 10/15/2042(3)	4,518,072	4,576,988

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

March 31, 2016 (unaudited)	Principal Amount	Value
GMAC Commercial Mortgage Securities, Inc. 2006-C1 AM 5.29% due 11/10/2045(2)	$851,821	$850,964
Hilton U.S.A. Trust 2013-HLT AFX 2.662% due 11/5/2030(3)	6,000,000	6,007,894
JPMorgan Chase Commercial Mortgage Securities Trust 2006-LDP7 AM 6.147% due 4/17/2045(1)(2)	5,240,000	5,247,198
2007-CB18 A4 5.44% due 6/12/2047(1)	6,282,602	6,392,753
2011-PLSD A2 3.364% due 11/13/2028(3)	5,000,000	5,042,927
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 A2 2.936% due 11/15/2046	6,000,000	6,170,029
Morgan Stanley Capital I Trust 2007-IQ16 A4 5.809% due 12/12/2049	1,887,993	1,967,366
Queens Center Mortgage Trust 2013-QCA A 3.275% due 1/11/2037(3)	3,850,000	3,990,709
SBA Tower Trust 2.24% due 4/15/2043(3)	1,500,000	1,489,240
3.156% due 10/15/2045(3)	3,000,000	3,001,140
Wachovia Bank Commercial Mortgage Trust 2004-C11 A5 5.171% due 1/15/2041(1)(2)	375,840	375,128
2007-C33 AM 5.946% due 2/15/2051(2)	4,350,000	4,497,717
Total Commercial Mortgage-Backed Securities (Cost $79,614,927)		77,372,730

	Principal Amount	Value
Corporate Bonds — 52.2%
Aerospace & Defense — 1.1%
Lockheed Martin Corp. Sr. Nt. 1.85% due 11/23/2018	5,000,000	5,057,095
7.65% due 5/1/2016	2,280,000	2,291,402
Northrop Grumman Space & Mission Systems Corp. 7.75% due 6/1/2029	500,000	679,427
		8,027,924
Automotive — 2.8%
BorgWarner, Inc. Sr. Nt. 4.625% due 9/15/2020(1)	1,500,000	1,625,959
Daimler Finance North America LLC 1.068% due 5/18/2018(2)(3)	5,000,000	4,940,470
Ford Motor Credit Co. LLC Sr. Nt. 4.25% due 9/20/2022	4,700,000	5,027,205
General Motors Financial Co., Inc. 2.625% due 7/10/2017	3,500,000	3,521,301
3.25% due 5/15/2018	3,500,000	3,558,250
RCI Banque S.A. Sr. Nt. 4.60% due 4/12/2016(3)	1,500,000	1,501,286
		20,174,471
Banking — 18.7%
Ally Financial, Inc. 2.75% due 1/30/2017	3,000,000	2,985,000

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

March 31, 2016 (unaudited)	Principal Amount	Value
Banco Bilbao Vizcaya Argentaria S.A. Sr. Nt. 3.00% due 10/20/2020	$5,000,000	$5,051,325
Bank of America Corp. Sr. Nt. 2.00% due 1/11/2018	3,000,000	3,012,354
Sub. Nt. 4.25% due 10/22/2026	3,600,000	3,653,669
Sr. Nt. 5.70% due 1/24/2022(1)	7,000,000	8,037,771
Citigroup, Inc. Sr. Nt. 3.953% due 6/15/2016	4,500,000	4,525,947
4.50% due 1/14/2022(1)	4,700,000	5,145,381
Cooperatieve Rabobank U.A. 3.95% due 11/9/2022(1)	4,000,000	4,097,472
Countrywide Financial Corp. Sub. Nt. 6.25% due 5/15/2016	4,000,000	4,022,708
Credit Suisse/New York NY Sr. Nt. 5.30% due 8/13/2019	2,200,000	2,414,350
Discover Bank/Greenwood DE Sub. Nt. 7.00% due 4/15/2020	2,350,000	2,672,180
Fifth Third Bank Sr. Nt. 1.15% due 11/18/2016(1)	5,000,000	5,008,060
HSBC Holdings PLC Sr. Nt. 5.10% due 4/5/2021(1)	5,000,000	5,499,950
HSBC U.S.A., Inc. Sr. Nt. 1.082% due 3/3/2017(2)	10,000,000	9,984,610
Huntington Bancshares, Inc. Sub. Nt. 7.00% due 12/15/2020	1,500,000	1,741,736
Intesa Sanpaolo S.p.A. Sr. Nt. 3.875% due 1/16/2018	1,900,000	1,944,359
JPMorgan Chase & Co. Sub. Nt. 3.375% due 5/1/2023(1)	6,700,000	6,727,738
Sr. Nt. 6.30% due 4/23/2019	3,000,000	3,392,847
Lloyds Bank PLC 5.80% due 1/13/2020(3)	1,300,000	1,466,317
Macquarie Bank Ltd. Sr. Nt. 2.00% due 8/15/2016(1)(3)	4,000,000	4,014,088
Morgan Stanley Sr. Nt. 3.75% due 2/25/2023	3,000,000	3,125,895
5.95% due 12/28/2017(1)	4,000,000	4,279,600
PNC Bank N.A. Sr. Nt. 1.80% due 11/5/2018	5,000,000	5,025,645

Regions Bank/Birmingham AL Sub. Nt. 7.50% due 5/15/2018(1)	4,000,000	4,407,860
Royal Bank of Scotland Group PLC Sub. Nt. 6.125% due 12/15/2022	3,500,000	3,712,681
Skandinaviska Enskilda Banken AB Sr. Nt. 1.75% due 3/19/2018(3)	5,250,000	5,242,440

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

March 31, 2016 (unaudited)	Principal Amount	Value
Standard Chartered PLC Sub. Nt. 3.95% due 1/11/2023(1)(3)	$2,700,000	$2,592,462
The Goldman Sachs Group, Inc. Sub. Nt. 5.625% due 1/15/2017	3,770,000	3,889,366
Sr. Nt. 5.75% due 1/24/2022(1)	2,750,000	3,172,730
The Huntington National Bank Sr. Nt. 1.35% due 8/2/2016(1)	5,200,000	5,205,210
2.00% due 6/30/2018	3,500,000	3,504,533
Wells Fargo Bank N.A. Sub. Nt. 5.75% due 5/16/2016(1)	5,700,000	5,730,284
		135,286,568
Building Materials — 0.3%
Owens Corning 4.20% due 12/15/2022(1)	2,400,000	2,432,227
		2,432,227
Cable Satellite — 0.8%
Comcast Corp. 4.95% due 6/15/2016	700,000	705,761
6.45% due 3/15/2037	2,000,000	2,651,318
Time Warner Cable, Inc. 5.85% due 5/1/2017	2,000,000	2,084,868
		5,441,947
Chemicals — 1.9%
Cabot Corp. Sr. Nt. 3.70% due 7/15/2022	3,200,000	3,181,942
Ecolab, Inc. Sr. Nt. 2.00% due 1/14/2019	4,500,000	4,540,019
5.50% due 12/8/2041(1)	1,300,000	1,492,156
FMC Corp. Sr. Nt. 5.20% due 12/15/2019	500,000	535,408
LyondellBasell Industries N.V. Sr. Nt. 5.00% due 4/15/2019(1)	3,600,000	3,846,067
		13,595,592
Electric — 2.6%
Nevada Power Co. Series N 6.65% due 4/1/2036(1)	600,000	777,637
NextEra Energy Capital Holdings, Inc. 1.586% due 6/1/2017	4,500,000	4,503,721
Ohio Power Co. Sr. Nt. Series K 6.00% due 6/1/2016	5,500,000	5,540,628
PPL Electric Utilities Corp. 6.25% due 5/15/2039	1,455,000	1,900,438
Southern Power Co. Sr. Nt. 1.85% due 12/1/2017	5,000,000	5,036,670
Virginia Electric and Power Co. Sr. Nt. 8.875% due 11/15/2038	800,000	1,283,938
		19,043,032

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

March 31, 2016 (unaudited)	Principal Amount	Value
Energy - Integrated — 0.6%
BP Capital Markets PLC 4.50% due 10/1/2020(1)	$2,600,000	$2,843,079
Suncor Energy, Inc. Sr. Nt. 6.50% due 6/15/2038	1,700,000	1,828,816
		4,671,895
Finance Companies — 1.4%
AerCap Ireland Capital Ltd. 3.75% due 5/15/2019	2,900,000	2,885,500
GE Capital International Funding Co. 0.964% due 4/15/2016(3)	2,000,000	2,000,110
4.418% due 11/15/2035(3)	987,000	1,072,270
International Lease Finance Corp. Sr. Nt. 4.625% due 4/15/2021	3,800,000	3,895,000
		9,852,880
Food And Beverage — 2.3%
Anheuser-Busch InBev Finance, Inc. 1.90% due 2/1/2019	3,000,000	3,042,840
Anheuser-Busch InBev Worldwide, Inc. 3.75% due 7/15/2042(1)	5,000,000	4,750,295
Kraft Heinz Foods Co. 2.00% due 7/2/2018(3)	4,500,000	4,541,638
Mead Johnson Nutrition Co. Sr. Nt. 3.00% due 11/15/2020	3,000,000	3,082,842
4.90% due 11/1/2019	1,200,000	1,314,778
		16,732,393
Government Related — 1.1%
Dolphin Energy Ltd. Sr. Sec. Nt. 5.888% due 6/15/2019(3)	954,400	1,016,818
Petroleos Mexicanos 5.75% due 3/1/2018	4,000,000	4,210,000
Sinopec Group Overseas Development Ltd. 1.75% due 4/10/2017(3)	2,779,000	2,785,503
		8,012,321
Health Insurance — 0.3%
UnitedHealth Group, Inc. Sr. Nt. 6.50% due 6/15/2037	1,500,000	2,022,050
		2,022,050
Healthcare — 1.3%
Amsurg Corp. 5.625% due 11/30/2020	2,000,000	2,065,000
Bio-Rad Laboratories, Inc. Sr. Nt. 4.875% due 12/15/2020	650,000	710,381
Fresenius Medical Care U.S. Finance, Inc. 6.875% due 7/15/2017	1,500,000	1,582,500
Thermo Fisher Scientific, Inc. Sr. Nt. 1.30% due 2/1/2017	5,000,000	4,996,720
		9,354,601
Home Construction — 0.5%
Toll Brothers Finance Corp. 5.875% due 2/15/2022	3,500,000	3,736,250
		3,736,250

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

March 31, 2016 (unaudited)	Principal Amount	Value
Independent Energy — 0.7%
Anadarko Petroleum Corp. Sr. Nt. 5.95% due 9/15/2016(1)	$4,000,000	$4,069,448
Whiting Petroleum Corp. 6.50% due 10/1/2018	1,600,000	1,088,000
		5,157,448
Insurance - Life — 1.7%
MetLife, Inc. Jr. Sub. Nt. 6.40% due 12/15/2066	500,000	516,500
Prudential Financial, Inc. Sr. Nt. 7.375% due 6/15/2019	8,277,000	9,605,243
Symetra Financial Corp. Sr. Nt. 6.125% due 4/1/2016(3)	800,000	800,000
Teachers Insurance & Annuity Association of America Sub. Nt. 6.85% due 12/16/2039(3)	1,200,000	1,544,668
		12,466,411
Insurance: Property - Casualty — 0.5%
Berkshire Hathaway Finance Corp. 5.75% due 1/15/2040(1)	1,500,000	1,881,816
ZFS Finance U.S.A. Trust II Jr. Sub. Nt. 6.45% due 12/15/2065(2)(3)	1,600,000	1,596,800
		3,478,616
Media - Entertainment — 0.2%
Time Warner Cos., Inc. 7.57% due 2/1/2024	1,450,000	1,824,225
		1,824,225
Metals And Mining — 2.3%
Allegheny Technologies, Inc. Sr. Nt. 9.375% due 6/1/2019(1)	1,500,000	1,425,000
Anglo American Capital PLC 2.625% due 9/27/2017(3)	4,000,000	3,860,000
BHP Billiton Finance U.S.A. Ltd. 1.875% due 11/21/2016	5,000,000	5,019,420
Freeport-McMoRan, Inc. 3.55% due 3/1/2022	2,300,000	1,604,250
Rio Tinto Finance U.S.A. PLC 1.375% due 6/17/2016	1,000,000	999,502
Vale Overseas Ltd. 6.25% due 1/23/2017	3,600,000	3,670,920
		16,579,092
Midstream — 1.1%
Energy Transfer Partners LP Sr. Nt. 5.15% due 2/1/2043(1)	2,000,000	1,542,394
Enterprise Products Operating LLC Series A 8.375% due 8/1/2066(1)(2)	1,600,000	1,264,000
Kinder Morgan Energy Partners LP 5.00% due 10/1/2021	1,600,000	1,632,470
Williams Partners LP Sr. Nt. 5.25% due 3/15/2020	3,900,000	3,737,366
		8,176,230

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

March 31, 2016 (unaudited)	Principal Amount	Value
Oil Field Services — 0.7%
Nabors Industries, Inc. 4.625% due 9/15/2021	$3,150,000	$2,672,781
Weatherford International Ltd. 5.125% due 9/15/2020	1,500,000	1,282,500
6.50% due 8/1/2036	1,200,000	876,000
		4,831,281
Packaging — 0.2%
Silgan Holdings, Inc. Sr. Nt. 5.00% due 4/1/2020	1,500,000	1,530,000
		1,530,000
Paper — 1.5%
Georgia-Pacific LLC 5.40% due 11/1/2020(3)	6,675,000	7,456,742
WestRock RKT Co. 4.90% due 3/1/2022	3,200,000	3,437,309
		10,894,051
Pharmaceuticals — 0.9%
Gilead Sciences, Inc. Sr. Nt. 4.40% due 12/1/2021(1)	6,150,000	6,870,239
		6,870,239
Railroads — 0.2%
CSX Corp. Sr. Nt. 4.75% due 5/30/2042	1,250,000	1,313,186
		1,313,186
Real Estate Investment Trusts — 0.8%
DDR Corp. Sr. Nt. 4.75% due 4/15/2018	2,000,000	2,079,254
Simon Property Group LP Sr. Nt. 4.125% due 12/1/2021(1)	3,100,000	3,395,170
		5,474,424
Restaurants — 0.3%
McDonald’s Corp. Sr. Nt. 2.10% due 12/7/2018	2,000,000	2,040,560
		2,040,560
Wireless — 1.5%
America Movil S.A.B. de C.V. 5.00% due 10/16/2019(1)	3,600,000	3,951,417
Sprint Communications, Inc. Sr. Nt. 6.00% due 12/1/2016	3,000,000	2,981,250
Vodafone Group PLC Sr. Nt. 6.15% due 2/27/2037(1)	3,350,000	3,771,082
		10,703,749
Wirelines — 3.9%
AT&T, Inc. Sr. Nt. 2.30% due 3/11/2019(1)	9,000,000	9,189,009
6.30% due 1/15/2038(1)	2,200,000	2,524,806
Deutsche Telekom International Finance B.V. 3.125% due 4/11/2016(3)	3,000,000	3,001,092
8.75% due 6/15/2030(1)	850,000	1,274,334

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

March 31, 2016 (unaudited)	Principal Amount	Value
Orange S.A. Sr. Nt. 9.00% due 3/1/2031	$335,000	$508,324
Verizon Communications, Inc. Sr. Nt. 4.522% due 9/15/2048	1,618,000	1,620,752
6.55% due 9/15/2043(1)	7,500,000	9,879,203
		27,997,520
Total Corporate Bonds (Cost $369,368,959)		377,721,183

	Principal Amount	Value
Municipal Bonds — 0.8%
Chicago Illinois Metropolitan Wtr. Reclamation Dist. Greater Chicago G.O. Build America Bonds Taxable Direct Payment 5.72% due 12/1/2038(1)	1,600,000	1,963,136
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Rev. Build America Bonds Ser. EE 6.011% due 6/15/2042	1,600,000	2,193,264
San Diego Cnty. California Wtr. Auth. Fing. Agcy. Wtr. Rev. Build America Bonds Ser. B 6.138% due 5/1/2049	1,500,000	2,014,890
Total Municipal Bonds (Cost $4,719,297)		6,171,290

	Principal Amount	Value
Non-Agency Mortgage-Backed Securities — 4.0%
Banc of America Alternative Loan Trust 2004-1 2A1 6.00% due 2/25/2034(1)	1,841,172	1,912,847
Bear Stearns ALT-A Trust 2003-3 2A 2.782% due 10/25/2033(2)	2,212,948	2,194,503
Countrywide Alternative Loan Trust 2006-19CB A15 6.00% due 8/25/2036	793,213	712,600
Countrywide Home Loans Mortgage Pass-Through Trust 2002-19 1A1 6.25% due 11/25/2032	243,697	251,721
2004-5 2A9 5.25% due 5/25/2034	586,217	587,151
Deutsche Alt-A Securities Mortgage Loan Trust 2007-AR3 2A2B 0.673% due 6/25/2037(2)	3,466,681	2,875,613
Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN1 M2 2.633% due 2/25/2024(2)	4,500,000	4,492,809
GSR Mortgage Loan Trust 2004-10F 6A1 5.00% due 9/25/2034	768,029	789,280
Impac CMB Trust 2004-7 1A1 1.173% due 11/25/2034(2)	2,233,640	2,077,529
JPMorgan Mortgage Trust 2004-S2 1A3 4.75% due 11/25/2019	572,491	582,125
2005-A3 11A2 2.825% due 6/25/2035(1)(2)	2,782,521	2,806,781
Master Adjustable Rate Mortgages Trust 2004-13 3A1 2.812% due 11/21/2034(2)	1,957,766	1,986,193

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

March 31, 2016 (unaudited)	Principal Amount	Value
Master Asset Securitization Trust 2003-10 3A7 5.50% due 11/25/2033	$329,321	$328,217
2003-5 2A1 5.00% due 6/25/2018	174,359	178,223
Prime Mortgage Trust 2003-3 A9 5.50% due 1/25/2034(1)	1,402,016	1,393,493
2004-2 A3 5.25% due 11/25/2019	157,044	158,417
Residential Asset Mortgage Products Trust 2005-SL1 A4 6.00% due 5/25/2032	29,729	29,434
Residential Funding Mortgage Securities I Trust 2005-S3 A1 4.75% due 3/25/2020	472,510	478,018
Structured Asset Securities Corp. 2004-20 7A1 5.25% due 11/25/2034	789,932	796,047
2004-21XS 2A6A 4.74% due 12/25/2034(2)	38,087	38,691
Wells Fargo Mortgage Backed Securities Trust 2004-6 A4 5.50% due 6/25/2034	758,218	771,348
2004-Y 3A1 2.799% due 11/25/2034(2)	2,515,635	2,515,708
2005-2 2A1 4.75% due 4/25/2020(1)	246,158	250,824
2007-13 A7 6.00% due 9/25/2037	661,964	665,846
Total Non-Agency Mortgage-Backed Securities (Cost $29,090,525)		28,873,418

	Principal Amount	Value

U.S. Government Securities — 16.2%
U.S. Treasury Bonds 3.00% due 11/15/2044 - 11/15/2045	15,195,000	16,397,280
3.625% due 2/15/2044	17,000,000	20,623,788
5.375% due 2/15/2031	6,500,000	9,320,136
U.S. Treasury Notes 1.75% due 5/15/2023	19,000,000	19,261,250
2.00% due 8/15/2025	11,500,000	11,721,019
2.375% due 8/15/2024	37,500,000	39,492,187
Total U.S. Government Securities (Cost $111,241,497)		116,815,660

	Principal Amount	Value

Repurchase Agreements — 2.3%
Fixed Income Clearing Corp. Repurchase Agreement, 0.03%, dated 3/31/2016, maturity value of $16,554,014, due 4/1/2016(4)	16,554,000	16,554,000
Total Repurchase Agreements (Cost $16,554,000)		16,554,000
Total Investments — 112.8% (Cost $800,885,865)		815,867,113

Other Liabilities, Net — (12.8)%		(92,757,075)
Total Net Assets — 100.0%		$723,110,038

(1)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).
(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at March 31, 2016.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

(3)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2016, the aggregate market value of these securities amounted to $102,619,784, representing 14.2% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	1.25%	11/30/2018	$5,317,119
U.S. Treasury Note	1.375%	2/29/2020	9,288,331
U.S. Treasury Note	1.75%	3/31/2022	1,504,050
U.S. Treasury Note	1.75%	9/30/2022	648,800
U.S. Treasury Note	2.00%	7/31/2022	129,063

The table below presents futures contracts as of March 31, 2016:

Description	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Appreciation
Purchased Futures Contracts
5 YR U.S. Treasury Note	Goldman Sachs & Co.	435	6/30/2016	$52,706	$47,016

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

The following is a summary of the inputs used as of March 31, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$139,393,522	$—	$139,393,522
Asset-Backed Securities	—	25,165,727	—	25,165,727
Senior Secured Loans	—	27,799,583	—	27,799,583
Commercial Mortgage-Backed Securities	—	77,372,730	—	77,372,730
Corporate Bonds	—	377,721,183	—	377,721,183
Municipal Bonds	—	6,171,290	—	6,171,290
Non-Agency Mortgage-Backed Securities	—	28,873,418	—	28,873,418
U.S. Government Securities	—	116,815,660	—	116,815,660
Repurchase Agreements	—	16,554,000	—	16,554,000
Other Financial Instruments:
Financial Futures Contracts	47,016	—	—	47,016

Total	$47,016	$815,867,113	$—	$815,914,129

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

March 31, 2016 (unaudited)	Principal Amount	Value
Agency Mortgage-Backed Securities — 4.1%
FHLMC
1534 Z 5.00% due 6/15/2023(1)	$27,699	$29,568
5.00% due 8/1/2040(1)	2,034,426	2,246,346
20 H 5.50% due 10/25/2023(1)	14,856	16,111
7.00% due 9/1/2038(1)	8,890	10,781
FNMA
2.483% due 8/1/2046(1)(2)	18,472	18,506
5.00% due 2/1/2041 - 10/1/2041(1)	7,531,769	8,355,750
Total Agency Mortgage-Backed Securities (Cost $10,738,014)		10,677,062

	Principal Amount	Value
Asset-Backed Securities — 17.5%
Ally Auto Receivables Trust 2012-5 A4 0.85% due 1/16/2018(1)	492,688	492,491
2014-2 B 2.10% due 3/16/2020	1,000,000	1,003,844
Ally Master Owner Trust 2012-5 A 1.54% due 9/15/2019	2,000,000	1,999,514
American Express Credit Account Master Trust 2013-1 A 0.856% due 2/16/2021(1)(2)	1,800,000	1,803,732
2013-3 A 0.98% due 5/15/2019	2,000,000	2,001,394
2014-1 B 0.936% due 12/15/2021(2)	2,100,000	2,079,998
Ameriquest Mortgage Securities, Inc. 2003-5 A6 4.102% due 4/25/2033(2)	29,821	30,253
Avis Budget Rental Car Funding AESOP LLC 2013-1A A 1.92% due 9/20/2019(1)(3)	2,700,000	2,675,753
2014-1A A 2.46% due 7/20/2020(1)(3)	1,250,000	1,250,023
Bank of America Credit Card Trust 2007-A4 A4 0.476% due 11/15/2019(2)	3,000,000	2,989,034
Capital One Multi-Asset Execution Trust 2007-A5 A5 0.476% due 7/15/2020(2)	3,000,000	2,988,077
CarMax Auto Owner Trust 2015-2 A3 1.37% due 3/16/2020	2,100,000	2,101,055
Chase Issuance Trust 2007-C1 C1 0.896% due 4/15/2019(2)	700,000	697,102
Citibank Credit Card Issuance Trust 2014-A2 A2 1.02% due 2/22/2019(1)	2,500,000	2,500,667
CNH Equipment Trust 2014-B A4 1.61% due 5/17/2021(1)	1,000,000	1,001,076
DB Master Finance LLC 2015-1A A2I 3.262% due 2/20/2045(1)(3)	653,400	643,305
Discover Card Execution Note Trust 2015-A1 A1 0.886% due 8/17/2020(2)	1,000,000	999,503

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

March 31, 2016 (unaudited)	Principal Amount	Value
Domino’s Pizza Master Issuer LLC 2012-1A A2 5.216% due 1/25/2042(1)(3)	$744,900	$762,295
First Investors Auto Owner Trust 2015-2A A1 1.59% due 12/16/2019(3)	877,189	875,443
Ford Credit Auto Lease Trust 2014-B A3 0.89% due 9/15/2017(1)	833,625	833,442
2015-B A2A 1.04% due 5/15/2018	1,000,000	999,063
Golden Credit Card Trust 2015-3A A 0.856% due 7/15/2019(2)(3)	1,600,000	1,596,391
Hyundai Auto Lease Securitization Trust 2014-B A4 1.26% due 9/17/2018(1)(3)	900,000	900,288
Hyundai Auto Receivables Trust 2013-A B 1.13% due 9/17/2018	1,390,000	1,384,395
Kubota Credit Owner Trust 2014-1A A3 1.16% due 5/15/2018(1)(3)	2,546,478	2,543,432
Mercedes Benz Auto Lease Trust 2015-B A2A 1.00% due 1/16/2018	500,000	499,343
2016-A A3 1.52% due 3/15/2019	1,100,000	1,101,304
Residential Asset Mortgage Products Trust 2002-RS4 AI5 6.163% due 8/25/2032(2)	20,695	19,615
Synchrony Credit Card Master Note Trust 2012-6 A 1.36% due 8/17/2020(1)	2,215,000	2,213,271
2016-1 A 2.04% due 3/15/2022	1,150,000	1,159,616
Toyota Auto Receivables Owner Trust 2014-C A3 0.93% due 7/16/2018	1,515,000	1,514,596
2016-A A3 1.25% due 3/16/2020	1,600,000	1,600,650
Total Asset-Backed Securities (Cost $45,291,873)		45,259,965

	Principal Amount	Value
Senior Secured Loans — 4.8%
Building Materials — 0.9%
ABC Supply Co., Inc. Term Loan 3.50% due 4/16/2020(2)	977,795	976,328
Generac Power Systems, Inc. Term Loan B 3.50% due 5/31/2020(2)	905,123	897,204
Quikrete Holdings, Inc. 1st Lien Term Loan 4.00% due 9/28/2020(2)	538,847	537,500
		2,411,032

Consumer Products — 0.4%
Bombardier Recreational Products, Inc. New Term Loan B 3.75% due 1/30/2019(2)	977,143	965,740
		965,740

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

March 31, 2016 (unaudited)	Principal Amount	Value
Gaming — 1.4%
Boyd Gaming Corp. Term Loan B 4.00% due 8/14/2020(2)	$726,250	$725,568
MGM Resorts International Term Loan B 3.50% due 12/20/2019(2)	2,107,986	2,101,957
Scientific Games International, Inc. 2014 Term Loan B1 6.00% due 10/18/2020(2)	977,500	945,125
		3,772,650
Health Care — 0.5%
DaVita HealthCare Partners, Inc. Term Loan B 3.50% due 6/24/2021(2)	1,184,197	1,185,677
		1,185,677
Leisure — 1.3%
Kasima LLC New Term Loan B 3.25% due 5/17/2021(2)	1,714,706	1,696,136
WMG Acquisition Corp. New Term Loan 3.75% due 7/1/2020(2)	1,721,098	1,694,558
		3,390,694
Lodging — 0.1%
Hilton Worldwide Finance LLC USD Term Loan B2 3.50% due 10/26/2020(2)	138,980	138,937
		138,937
Media - Entertainment — 0.1%
Tribune Media Co. Term Loan 3.75% due 12/27/2020(2)	312,920	311,486
		311,486
Pharmaceuticals — 0.1%
Amgen, Inc. Term Loan 1.631% due 9/18/2018(2)	370,000	368,613
		368,613
Total Senior Secured Loans (Cost $12,657,515)		12,544,829

	Principal Amount	Value
Commercial Mortgage-Backed Securities — 16.8%
American Tower Trust I 13 1A 1.551% due 3/15/2043(1)(3)	1,000,000	999,262
Banc of America Commercial Mortgage Trust 2007-3 AM 5.543% due 6/10/2049(1)(2)	950,000	977,536
2008-1 A4 6.219% due 2/10/2051(1)(2)	1,601,455	1,684,698
Bear Stearns Commercial Mortgage Securities Trust 2006-T24 AM 5.568% due 10/12/2041(1)(2)	1,700,000	1,719,958
2007-PW16 AM 5.721% due 6/11/2040(2)	160,000	164,754

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

March 31, 2016 (unaudited)	Principal Amount	Value
Citigroup Commercial Mortgage Trust 2006-C5 A4 5.431% due 10/15/2049(1)	$950,189	$956,429
2014-388G B 1.487% due 6/15/2033(1)(2)(3)	1,200,000	1,167,965
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD2 AM 5.395% due 1/15/2046(1)(2)	170,411	170,205
2006-CD3 A5 5.617% due 10/15/2048(1)	1,350,060	1,353,547
2006-CD3 AM 5.648% due 10/15/2048(1)	1,350,000	1,358,885
Commercial Mortgage Trust 2014-CR15 A2 2.928% due 2/10/2047	2,200,000	2,268,076
Credit Suisse Commercial Mortgage Trust 2006-C4 AM 5.509% due 9/15/2039	1,800,000	1,815,302
2006-C5 AM 5.343% due 12/15/2039	1,950,000	1,973,413
GS Mortgage Securities Trust 2013-GC16 A2 3.033% due 11/10/2046	1,900,000	1,954,802
Hilton U.S.A. Trust 2013-HLT AFX 2.662% due 11/5/2030(1)(3)	2,000,000	2,002,631
JPMBB Commercial Mortgage Securities Trust 2013-C15 A2 2.977% due 11/15/2045	775,285	796,846
JPMorgan Chase Commercial Mortgage Securities Trust 2006-LDP7 AM 6.147% due 4/17/2045(1)(2)	1,350,000	1,351,854
2007-CB18 A4 5.44% due 6/12/2047(1)	1,738,975	1,769,463
2007-LD12 AM 6.007% due 2/15/2051(1)(2)	2,100,000	2,190,433
2011-PLSD A2 3.364% due 11/13/2028(3)	1,300,000	1,311,161
2013-C16 A2 3.07% due 12/15/2046	1,668,523	1,718,062
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11 A2 3.085% due 8/15/2046	1,600,000	1,658,411
2013-C13 A2 2.936% due 11/15/2046(1)	1,500,000	1,542,507
2013-C8 A2 1.689% due 12/15/2048(1)	291,691	291,980
Morgan Stanley Capital I Trust 2007-IQ16 A4 5.809% due 12/12/2049(1)	1,053,568	1,097,860
SBA Tower Trust 2.24% due 4/15/2043(1)(3)	2,000,000	1,985,653
2.933% due 12/15/2042(1)(3)	500,000	497,776
Wachovia Bank Commercial Mortgage Trust 2004-C11 A5 5.171% due 1/15/2041(1)(2)	75,402	75,259
2006-C28 AM 5.603% due 10/15/2048(2)	1,500,000	1,519,047
2007-C31 AM 5.591% due 4/15/2047(1)(2)	1,300,000	1,332,725
2007-C33 AM 5.946% due 2/15/2051(1)(2)	2,250,000	2,326,405

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

March 31, 2016 (unaudited)	Principal Amount	Value
Wells Fargo Commercial Mortgage Trust 2012-LC5 A2 1.844% due 10/15/2045	$1,510,000	$1,514,436
Total Commercial Mortgage-Backed Securities (Cost $45,166,032)		43,547,341

	Principal Amount	Value
Corporate Bonds — 39.1%
Aerospace & Defense — 0.6%
Harris Corp. Sr. Nt. 1.999% due 4/27/2018(1)	1,000,000	998,187
L-3 Communications Corp. 3.95% due 11/15/2016	500,000	506,518
		1,504,705
Automotive — 1.2%
Ford Motor Credit Co. LLC Sr. Nt. 1.70% due 5/9/2016(1)	2,100,000	2,101,409
General Motors Financial Co., Inc. 3.25% due 5/15/2018(1)	1,000,000	1,016,643
		3,118,052
Banking — 7.3%
Ally Financial, Inc. 2.75% due 1/30/2017(1)	1,600,000	1,592,000
Bank of America Corp. Sr. Nt. 1.70% due 8/25/2017(1)	2,500,000	2,503,365
Barclays Bank PLC Sub. Nt. 6.05% due 12/4/2017(1)(3)	700,000	737,959
Citigroup, Inc. Sr. Nt. 1.85% due 11/24/2017(1)	2,000,000	2,004,520
Credit Agricole S.A. Sr. Nt. 1.625% due 4/15/2016(1)(3)	500,000	500,140
Deutsche Bank AG Sr. Nt. 1.875% due 2/13/2018(1)	2,250,000	2,235,679
HSBC U.S.A., Inc. Sr. Nt. 1.625% due 1/16/2018(1)	500,000	499,132
Lloyds Bank PLC 1.75% due 3/16/2018(1)	1,500,000	1,498,236
4.20% due 3/28/2017(1)	500,000	513,820
Morgan Stanley Sr. Nt. 2.45% due 2/1/2019	1,000,000	1,014,791
Regions Bank/Birmingham AL Sub. Nt. 7.50% due 5/15/2018(1)	500,000	550,982
Royal Bank of Scotland Group PLC Sr. Nt. 1.875% due 3/31/2017(1)	2,500,000	2,495,050
Societe Generale S.A. 2.75% due 10/12/2017(1)	500,000	506,415
The Huntington National Bank Sr. Nt. 1.30% due 11/20/2016(1)	1,000,000	1,000,042

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

March 31, 2016 (unaudited)	Principal Amount	Value
UBS AG/Stamford CT Sr. Nt. 1.80% due 3/26/2018(1)	$1,250,000	$1,254,225
Wells Fargo Bank N.A. Sub. Nt. 5.75% due 5/16/2016(1)	100,000	100,531
		19,006,887
Brokerage — 0.4%
Nomura Holdings, Inc. Sr. Nt. 2.00% due 9/13/2016(1)	1,000,000	1,002,991
		1,002,991
Building Materials — 0.2%
Martin Marietta Materials, Inc. Sr. Nt. 6.60% due 4/15/2018(1)	500,000	534,099
		534,099
Cable Satellite — 0.7%
Time Warner Cable, Inc. 5.85% due 5/1/2017(1)	1,750,000	1,824,260
		1,824,260
Construction Machinery — 0.2%
CNH Industrial Capital LLC 3.25% due 2/1/2017(1)	500,000	498,750
		498,750
Consumer Cyclical Services — 0.8%
The ADT Corp. Sr. Nt. 2.25% due 7/15/2017(1)	2,000,000	2,025,000
		2,025,000
Consumer Products — 1.4%
Newell Rubbermaid, Inc. Sr. Nt. 2.60% due 3/29/2019	3,500,000	3,550,897
		3,550,897
Diversified Manufacturing — 0.2%
Pentair Finance S.A. 1.875% due 9/15/2017(1)	500,000	498,590
		498,590
Electric — 2.9%
American Electric Power Co., Inc. Sr. Nt. 1.65% due 12/15/2017(1)	300,000	298,196
CMS Energy Corp. Sr. Nt. 6.55% due 7/17/2017(1)	500,000	530,713
DPL, Inc. Sr. Nt. 6.50% due 10/15/2016	15,000	15,300
Exelon Corp. Sr. Nt. 1.55% due 6/9/2017	1,250,000	1,248,009
FirstEnergy Corp. Sr. Nt. Series A 2.75% due 3/15/2018(1)	1,100,000	1,110,477
GenOn Energy, Inc. Sr. Nt. 7.875% due 6/15/2017(1)	1,000,000	750,000

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

March 31, 2016 (unaudited)	Principal Amount	Value
NextEra Energy Capital Holdings, Inc. 1.586% due 6/1/2017(1)	$1,000,000	$1,000,827
Southern Power Co. Sr. Nt. 1.85% due 12/1/2017	1,250,000	1,259,167
The Dayton Power & Light Co. 1.875% due 9/15/2016	1,200,000	1,204,918
		7,417,607
Finance Companies — 2.0%
AerCap Ireland Capital Ltd. 2.75% due 5/15/2017	1,600,000	1,592,000
Air Lease Corp. Sr. Nt. 2.125% due 1/15/2018(1)	1,500,000	1,485,000
CIT Group, Inc. Sr. Nt. 4.25% due 8/15/2017(1)	1,500,000	1,526,415
International Lease Finance Corp. Sr. Nt. 2.584% due 6/15/2016(1)(2)	500,000	500,466
		5,103,881
Financial - Other — 0.1%
Icahn Enterprises LP 3.50% due 3/15/2017(1)	300,000	298,500
		298,500
Food And Beverage — 1.7%
Anheuser-Busch InBev Finance, Inc. 1.90% due 2/1/2019	1,500,000	1,521,420
Kraft Heinz Foods Co. 1.60% due 6/30/2017(3)	3,000,000	3,009,654
		4,531,074
Government Related — 1.9%
Abu Dhabi National Energy Co. PJSC Sr. Nt. 2.50% due 1/12/2018(1)(3)	500,000	501,227
CNOOC Nexen Finance 2014 ULC 1.625% due 4/30/2017(1)	2,000,000	1,995,892
Petrobras Global Finance B.V. 2.00% due 5/20/2016(1)	650,000	647,595
3.25% due 3/17/2017(1)	750,000	735,937
Petroleos Mexicanos 5.50% due 2/4/2019(3)	1,000,000	1,047,500
		4,928,151
Healthcare — 1.6%
Becton Dickinson and Co. Sr. Nt. 1.80% due 12/15/2017(1)	1,500,000	1,506,306
Laboratory Corp. of America Holdings Sr. Nt. 2.50% due 11/1/2018(1)	750,000	756,367
St. Jude Medical, Inc. Sr. Nt. 2.00% due 9/15/2018	2,000,000	2,021,896
		4,284,569
Home Construction — 0.5%
DR Horton, Inc. 3.625% due 2/15/2018(1)	500,000	512,500

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

March 31, 2016 (unaudited)	Principal Amount	Value
Lennar Corp. 4.50% due 6/15/2019(1)	$640,000	$660,800
		1,173,300
Independent Energy — 0.5%
Southwestern Energy Co. Sr. Nt. 3.30% due 1/23/2018(1)	1,500,000	1,200,000
		1,200,000
Industrial - Other — 0.8%
AECOM Global II LLC 3.85% due 4/1/2017(1)	500,000	498,086
Hutchison Whampoa International 14 Ltd. 1.625% due 10/31/2017(1)(3)	1,500,000	1,499,397
		1,997,483
Insurance: Property - Casualty — 0.8%
Assurant, Inc. Sr. Nt. 2.50% due 3/15/2018(1)	1,408,000	1,409,806
XLIT Ltd. 2.30% due 12/15/2018(1)	750,000	752,435
		2,162,241
Media - Entertainment — 0.9%
McGraw Hill Financial, Inc. 2.50% due 8/15/2018	895,000	906,921
The Interpublic Group of Cos., Inc. Sr. Nt. 2.25% due 11/15/2017(1)	1,500,000	1,500,150
		2,407,071
Metals And Mining — 0.4%
Teck Resources Ltd. 2.50% due 2/1/2018(1)	150,000	131,250
Vale Overseas Ltd. 6.25% due 1/23/2017	1,000,000	1,019,700
		1,150,950
Midstream — 1.2%
Buckeye Partners LP Sr. Nt. 2.65% due 11/15/2018(1)	1,000,000	992,874
Columbia Pipeline Group, Inc. 2.45% due 6/1/2018(3)	500,000	494,978
Kinder Morgan, Inc. 2.00% due 12/1/2017(1)	1,700,000	1,681,784
		3,169,636
Oil Field Services — 0.9%
Nabors Industries, Inc. 2.35% due 9/15/2016(1)	600,000	597,661
Transocean, Inc. 3.00% due 10/15/2017(1)	1,050,000	997,500
Weatherford International LLC 6.35% due 6/15/2017(1)	850,000	841,500
		2,436,661
Pharmaceuticals — 2.7%
Actavis Funding SCS 2.35% due 3/12/2018(1)	2,200,000	2,225,986
Celgene Corp. Sr. Nt. 2.125% due 8/15/2018	1,200,000	1,213,590

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

March 31, 2016 (unaudited)	Principal Amount	Value
Gilead Sciences, Inc. Sr. Nt. 1.85% due 9/4/2018	$2,000,000	$2,035,264
Mallinckrodt International Finance S.A. 3.50% due 4/15/2018(1)	850,000	816,000
Mylan, Inc. 1.35% due 11/29/2016(1)	750,000	744,829
		7,035,669
Real Estate Investment Trusts — 0.5%
Realty Income Corp. Sr. Nt. 5.375% due 9/15/2017(1)	560,000	587,171
Select Income REIT Sr. Nt. 2.85% due 2/1/2018(1)	750,000	750,528
		1,337,699
Refining — 0.4%
Marathon Petroleum Corp. Sr. Nt. 2.70% due 12/14/2018	1,000,000	998,826
		998,826
Restaurants — 0.3%
McDonald’s Corp. Sr. Nt. 2.10% due 12/7/2018	750,000	765,210
		765,210
Retailers — 1.2%
CVS Health Corp. Sr. Nt. 1.20% due 12/5/2016(1)	1,250,000	1,252,360
Walgreens Boots Alliance, Inc. Sr. Nt. 1.75% due 11/17/2017	1,950,000	1,954,329
		3,206,689
Technology — 2.2%
Fidelity National Information Services, Inc. 1.45% due 6/5/2017	1,750,000	1,736,543
Hewlett Packard Enterprise Co. Sr. Nt. 2.45% due 10/5/2017(3)	2,500,000	2,516,322
KLA-Tencor Corp. Sr. Nt. 2.375% due 11/1/2017(1)	1,000,000	1,004,714
NXP B.V. 3.50% due 9/15/2016(3)	358,000	358,895
		5,616,474
Tobacco — 0.8%
Reynolds American, Inc. 2.30% due 6/12/2018	2,000,000	2,039,936
		2,039,936
Wireless — 0.7%
American Tower Corp. Sr. Nt. 4.50% due 1/15/2018(1)	1,690,000	1,760,977
		1,760,977

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

March 31, 2016 (unaudited)	Principal Amount	Value
Wirelines — 1.1%
AT&T, Inc. Sr. Nt. 2.40% due 3/15/2017	$1,950,000	$1,972,758
Verizon Communications, Inc. Sr. Nt. 2.50% due 9/15/2016(1)	823,000	829,338
		2,802,096
Total Corporate Bonds (Cost $101,719,668)		101,388,931

	Principal Amount	Value
Non-Agency Mortgage-Backed Securities — 7.9%
Banc of America Funding Trust 2005-D A1 2.826% due 5/25/2035(1)(2)	631,736	643,015
Banc of America Mortgage Securities Trust 2003-J 2A2 3.032% due 11/25/2033(1)(2)	516,810	512,936
Bear Stearns ALT-A Trust 2003-3 2A 2.782% due 10/25/2033(1)(2)	937,809	929,992
2004-4 A1 1.033% due 6/25/2034(1)(2)	524,018	495,489
2004-6 1A 1.073% due 7/25/2034(1)(2)	467,498	441,997
2004-7 2A1 2.649% due 8/25/2034(1)(2)	784,602	783,104
Chase Mortgage Finance Trust 2007-A1 2A1 2.653% due 2/25/2037(1)(2)	168,304	167,391
Countrywide Home Loans Mortgage Pass-Through Trust 2002-19 1A1 6.25% due 11/25/2032	14,549	15,028
CS First Boston Mortgage Securities Corp. 2003-23 2A8 4.50% due 10/25/2018(1)	29,438	29,387
2003-8 2A1 5.00% due 4/25/2018(1)	20,401	20,723
2004-5 5A1 5.00% due 8/25/2019	90,940	91,838
2004-AR5 3A1 2.95% due 6/25/2034(1)(2)	498,109	474,180
2004-AR5 6A1 2.582% due 6/25/2034(1)(2)	1,038,399	1,029,933
2004-AR7 4A1 2.604% due 11/25/2034(1)(2)	935,387	940,262
Fannie Mae Connecticut Avenue Securities 2015-C01 1M1 1.933% due 2/25/2025(2)	1,031,951	1,033,019
Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN4 M2 2.833% due 10/25/2024(2)	961,266	969,939
GSR Mortgage Loan Trust 2005-AR6 1A1 2.914% due 9/25/2035(1)(2)	624,179	636,526

Impac CMB Trust 2004-7 1A1 1.173% due 11/25/2034(1)(2)	1,042,347	969,497
JPMorgan Mortgage Trust 2004-S1 1A7 5.00% due 9/25/2034(1)	14,786	15,148

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

March 31, 2016 (unaudited)	Principal Amount	Value
2004-S2 1A3 4.75% due 11/25/2019(1)	$37,590	$38,222
2005-A1 3A1 2.782% due 2/25/2035(1)(2)	186,802	188,383
2006-A2 5A1 2.68% due 11/25/2033(1)(2)	246,771	247,290
Master Adjustable Rate Mortgages Trust 2004-13 2A1 2.787% due 4/21/2034(1)(2)	344,549	343,880
2004-13 3A7 2.812% due 11/21/2034(1)(2)	1,080,857	1,096,442
Master Asset Securitization Trust 2003-5 2A1 5.00% due 6/25/2018	28,846	29,485
Merrill Lynch Mortgage Investors Trust 2004-B A1 0.933% due 5/25/2029(1)(2)	505,764	490,653
2005-A2 A2 2.644% due 2/25/2035(1)(2)	790,314	786,806
Morgan Stanley Mortgage Loan Trust 2004-1 1A9 4.50% due 11/25/2018(1)	25,689	25,897
2004-7AR 2A1 2.702% due 9/25/2034(1)(2)	697,250	679,606
2005-6AR 1A1 0.713% due 11/25/2035(1)(2)	474,409	454,106
MortgageIT Trust 2004-1 A1 1.213% due 11/25/2034(1)(2)	872,182	823,507
Prime Mortgage Trust 2003-3 A9 5.50% due 1/25/2034(1)	125,550	124,787
2004-2 A2 4.75% due 11/25/2019(1)	58,286	58,353
Residential Asset Mortgage Products Trust 2005-SL1 A4 6.00% due 5/25/2032(1)	1,460	1,446
Residential Asset Securitization Trust 2003-A2 A1 4.25% due 5/25/2033(1)	314,600	310,123
Residential Funding Mortgage Securities I Trust 2005-S3 A1 4.75% due 3/25/2020	26,808	27,121
Structured Adjustable Rate Mortgage Loan Trust 2004-6 4A1 2.547% due 6/25/2034(1)(2)	537,577	532,275
Structured Asset Securities Corp. 2003-29 2A1 5.25% due 9/25/2023(1)	150,499	151,716
2003-34A 3A2 2.761% due 11/25/2033(1)(2)	675,839	658,435
2004-21XS 2A6A 4.74% due 12/25/2034(1)(2)	6,767	6,875
2004-3 3A1 5.50% due 3/25/2019(1)	43,709	44,357

Thornburg Mortgage Securities Trust 2004-3 A 1.173% due 9/25/2044(1)(2)	758,702	694,792
Wells Fargo Mortgage Backed Securities Trust 2003-J 2A1 2.635% due 10/25/2033(1)(2)	50,122	50,120
2003-N 2A1 2.668% due 12/25/2033(1)(2)	109,710	106,881
2004-M A7 2.747% due 8/25/2034(1)(2)	356,837	357,013

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

March 31, 2016 (unaudited)	Principal Amount	Value
2004-O A1 2.743% due 8/25/2034(1)(2)	$193,147	$191,108
2004-Z 2A2 2.851% due 12/25/2034(1)(2)	166,309	164,950
2005-AR10 2A6 2.794% due 6/25/2035(1)(2)	202,996	202,831
2005-AR12 2A5 2.841% due 6/25/2035(1)(2)	367,061	372,469
2005-AR12 2A6 2.841% due 6/25/2035(1)(2)	314,548	316,811
2005-AR16 3A2 2.928% due 3/25/2035(1)(2)	659,454	659,198
Total Non-Agency Mortgage-Backed Securities (Cost $20,654,681)		20,435,342

	Principal Amount	Value
U.S. Agencies — 0.2%
FHLMC 2.00% due 8/25/2016(1)	600,000	603,556
Total U.S. Agencies (Cost $601,968)		603,556

	Principal Amount	Value
U.S. Government Securities — 7.0%
U.S. Treasury Notes 0.50% due 11/30/2016(1)	5,800,000	5,799,774
0.75% due 1/15/2017(1)	3,715,000	3,719,499
0.75% due 2/28/2018	6,500,000	6,501,521
0.875% due 7/15/2017	2,200,000	2,205,328
Total U.S. Government Securities (Cost $18,213,615)		18,226,122

	Principal Amount	Value
Repurchase Agreements — 4.7%
Fixed Income Clearing Corp. Repurchase Agreement, 0.03%, dated 3/31/2016, maturity value of $12,065,010, due 4/1/2016(4)	12,065,000	12,065,000
Total Repurchase Agreements (Cost $12,065,000)		12,065,000
Total Investments — 102.1% (Cost $267,108,366)		264,748,148
Other Liabilities, Net — (2.1)%		(5,332,239)
Total Net Assets — 100.0%		$259,415,909

(1)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).
(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at March 31, 2016.
(3)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2016, the aggregate market value of these securities amounted to $29,877,450, representing 11.5% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	1.75%	4/30/2022	$12,310,900

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

The table below presents futures contracts as of March 31, 2016:

Description	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Appreciation
Purchased Futures Contracts
2 YR U.S. Treasury Note	Goldman Sachs & Co.	355	6/30/2016	$77,656	$76,502
5 YR U.S. Treasury Note	Goldman Sachs & Co.	61	6/30/2016	7,391	8,771

Total					$85,273

Description	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Appreciation
Sold Futures Contracts
10 YR U.S. Treasury Note	Goldman Sachs & Co.	40	6/21/2016	$5,216	$2,370
U.S. Long Bond	Goldman Sachs & Co.	3	6/21/2016	493	1,022

Total					$3,392

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

The following is a summary of the inputs used as of March 31, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$10,677,062	$—	$10,677,062
Asset-Backed Securities	—	45,259,965	—	45,259,965
Senior Secured Loans	—	12,544,829	—	12,544,829
Commercial Mortgage-Backed Securities	—	43,547,341	—	43,547,341
Corporate Bonds	—	101,388,931	—	101,388,931
Non-Agency Mortgage-Backed Securities	—	20,435,342	—	20,435,342
U.S. Agencies	—	603,556	—	603,556
U.S. Government Securities	—	18,226,122	—	18,226,122
Repurchase Agreements	—	12,065,000	—	12,065,000
Other Financial Instruments:
Financial Futures Contracts	88,665	—	—	88,665

Total	$88,665	$264,748,148	$—	$264,836,813

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD VIP SERIES

March 31, 2016 (unaudited)	Principal Amount	Value
Senior Secured Loans — 20.4%
Automotive — 1.2%
Navistar International Corp. Term Loan B 6.50% due 8/7/2020(1)	$498,750	$453,862
		453,862
Cable Satellite — 1.5%
Grande Communications Holdings Term Loan B 4.50% due 5/31/2020(1)	587,925	577,390
		577,390
Food And Beverage — 1.3%
Hostess Brands LLC 2nd Lien Term Loan 8.50% due 8/3/2023(1)	500,000	477,500
		477,500
Gaming — 1.2%
Caesars Entertainment Resort Properties LLC Term Loan B 7.00% due 10/11/2020(1)	500,000	460,500
		460,500
Health Care — 2.7%
Connolly Corp. 2nd Lien Term Loan 8.00% due 5/14/2022(1)	500,000	470,000
Phillips-Medisize Corp. 2nd Lien Term Loan 8.25% due 6/16/2022(1)	650,000	564,687
		1,034,687
Independent Energy — 0.8%
Chief Exploration & Development LLC 2nd Lien Term Loan 7.50% due 5/16/2021(1)	500,000	292,085
		292,085
Industrial - Other — 1.2%
Gates Global, Inc. Term Loan B 4.25% due 7/6/2021(1)	486,014	457,767
		457,767
Insurance: Property - Casualty — 2.2%
Hub International Ltd. Term Loan B 4.00% due 10/2/2020(1)	450,000	437,625
USI, Inc. Term Loan B 4.25% due 12/27/2019(1)	390,205	383,701
		821,326
Media - Entertainment — 2.8%
Deluxe Entertainment Services Group, Inc. Term Loan 2014 6.50% due 2/28/2020(1)	469,270	444,047
William Morris Endeavor Entertainment LLC 2nd Lien Term Loan 8.25% due 5/6/2022(1)	650,000	617,500
		1,061,547

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD VIP SERIES

March 31, 2016 (unaudited)	Principal Amount	Value
Oil Field Services — 0.4%
Caelus Energy Alaska O3 LLC 2nd Lien Term Loan 8.75% due 4/15/2020(1)	$400,000	$170,000
		170,000
Restaurants — 1.3%
B.C. Unlimited Liability Co. Term Loan B2 3.75% due 12/10/2021(1)	490,124	489,442
		489,442
Retailers — 3.0%
Petco Animal Supplies, Inc. 2016 Term Loan B2 5.62% due 1/26/2023(1)	450,000	449,325
The Neiman Marcus Group, Inc. 2020 Term Loan 4.25% due 10/25/2020(1)	739,937	676,487
		1,125,812
Technology — 0.8%
Avaya, Inc. Term Loan B7 6.25% due 5/29/2020(1)	488,293	324,891
		324,891
Total Senior Secured Loans (Cost $8,641,681)		7,746,809

	Principal Amount	Value
Corporate Bonds — 75.4%
Aerospace & Defense — 1.3%
StandardAero Aviation Holdings, Inc. 10.00% due 7/15/2023(2)	500,000	477,500
		477,500
Building Materials — 3.9%
Builders FirstSource, Inc. 10.75% due 8/15/2023(2)	500,000	503,750
NCI Building Systems, Inc. 8.25% due 1/15/2023(2)	500,000	526,250
RSI Home Products, Inc. Sec. Nt. 6.50% due 3/15/2023(2)	450,000	469,125
		1,499,125
Cable Satellite — 4.4%
Cequel Communications Holdings I LLC Sr. Nt. 5.125% due 12/15/2021(2)	500,000	466,250
DigitalGlobe, Inc. 5.25% due 2/1/2021(2)	400,000	364,000
Intelsat Luxembourg S.A. 8.125% due 6/1/2023	950,000	283,812
Neptune Finco Corp. Sr. Nt. 6.625% due 10/15/2025(2)	500,000	540,575
		1,654,637
Construction Machinery — 2.2%
Ahern Rentals, Inc. Sec. Nt. 7.375% due 5/15/2023(2)	500,000	345,000

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD VIP SERIES

March 31, 2016 (unaudited)	Principal Amount	Value
United Rentals North America, Inc. 6.125% due 6/15/2023	$470,000	$485,275
		830,275
Consumer Products — 3.1%
Alphabet Holding Co., Inc. Sr. Nt. 7.75% due 11/1/2017(3)	170,000	171,275
Central Garden & Pet Co. 6.125% due 11/15/2023	500,000	520,000
Kronos Acquisition Holdings, Inc. Sr. Nt. 9.00% due 8/15/2023(2)	330,000	303,600
Revlon Consumer Products Corp. 5.75% due 2/15/2021	170,000	174,675
		1,169,550
Diversified Manufacturing — 1.1%
Manitowoc Foodservice, Inc. Sr. Nt. 9.50% due 2/15/2024(2)	400,000	436,000
		436,000
Electric — 3.4%
Calpine Corp. Sr. Sec. Nt. 5.875% due 1/15/2024(2)	400,000	420,000
DPL, Inc. Sr. Nt. 7.25% due 10/15/2021	400,000	415,752
GenOn Energy, Inc. Sr. Nt. 9.50% due 10/15/2018	600,000	438,000
		1,273,752
Food And Beverage — 8.3%
Aramark Services, Inc. Sr. Nt. 5.125% due 1/15/2024	600,000	632,250
Constellation Brands, Inc. 4.75% due 12/1/2025	600,000	621,000
Cott Beverages, Inc. 6.75% due 1/1/2020	500,000	525,000
Dean Foods Co. 6.50% due 3/15/2023(2)	500,000	514,375
FAGE Dairy Industry S.A. 9.875% due 2/1/2020(2)	500,000	518,750
Pinnacle Foods Finance LLC 5.875% due 1/15/2024(2)	330,000	345,411
		3,156,786
Gaming — 3.0%
Boyd Gaming Corp. 6.375% due 4/1/2026(2)	170,000	176,375
Golden Nugget Escrow, Inc. Sr. Nt. 8.50% due 12/1/2021(2)(4)	600,000	603,000
Scientific Games International, Inc. 6.625% due 5/15/2021	600,000	364,500
		1,143,875
Government Related — 1.9%
CITGO Petroleum Corp. Sr. Sec. Nt. 6.25% due 8/15/2022(2)	750,000	723,750
		723,750

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD VIP SERIES

March 31, 2016 (unaudited)	Principal Amount	Value
Healthcare — 7.5%
ConvaTec Finance International S.A. 8.25% due 1/15/2019(2)(3)	$170,000	$168,406
Crimson Merger Sub, Inc. Sr. Nt. 6.625% due 5/15/2022(2)	500,000	373,125
HCA, Inc. Sr. Sec. Nt. 5.25% due 6/15/2026	330,000	338,250
Kindred Healthcare, Inc. 8.00% due 1/15/2020	500,000	496,250
Surgery Center Holdings, Inc. Sr. Nt. 8.875% due 4/15/2021(2)	400,000	400,000
Tenet Healthcare Corp. Sr. Nt. 8.125% due 4/1/2022	500,000	514,375
Universal Hospital Services, Inc. Sec. Nt. 7.625% due 8/15/2020	600,000	555,000
		2,845,406
Home Construction — 2.7%
WCI Communities, Inc. 6.875% due 8/15/2021	500,000	496,250
Woodside Homes Co. LLC 6.75% due 12/15/2021(2)(4)	600,000	534,000
		1,030,250
Independent Energy — 3.7%
Canadian Natural Resources Ltd. Sr. Nt. 6.45% due 6/30/2033	500,000	462,660
Clayton Williams Energy, Inc. 7.75% due 4/1/2019	500,000	250,000
Continental Resources, Inc. 4.90% due 6/1/2044	500,000	372,500
Whiting Petroleum Corp. 6.25% due 4/1/2023	500,000	336,250
		1,421,410
Media—Entertainment — 4.7%
AMC Networks, Inc. 4.75% due 12/15/2022	250,000	250,625
5.00% due 4/1/2024	230,000	230,862
Sinclair Television Group, Inc. 5.625% due 8/1/2024(2)	300,000	301,500
Tribune Media Co. 5.875% due 7/15/2022(2)	500,000	488,490
Univision Communications, Inc. Sr. Sec. Nt. 6.75% due 9/15/2022(2)(4)	500,000	530,000
		1,801,477
Packaging — 2.7%
Berry Plastics Corp. Sec. Nt. 6.00% due 10/15/2022(2)	500,000	524,063
Reynolds Group Issuer, Inc. 8.50% due 5/15/2018	500,000	500,000
		1,024,063

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD VIP SERIES

March 31, 2016 (unaudited)	Principal Amount	Value
Paper — 0.7%
Millar Western Forest Products Ltd. Sr. Nt. 8.50% due 4/1/2021	$600,000	$252,000
		252,000
Pharmaceuticals — 1.0%
JLL/Delta Dutch Pledgeco B.V. Sr. Nt. 8.75% due 5/1/2020(2)(3)	375,000	365,625
		365,625
Refining — 1.4%
Calumet Specialty Products Partners LP 7.625% due 1/15/2022(4)	750,000	530,625
		530,625
Retailers — 6.6%
Argos Merger Sub, Inc. Sr. Nt. 7.125% due 3/15/2023(2)	500,000	531,500
Asbury Automotive Group, Inc. 6.00% due 12/15/2024(2)	500,000	505,000
Party City Holdings, Inc. 6.125% due 8/15/2023(2)	400,000	409,000
Penske Automotive Group, Inc. 5.75% due 10/1/2022	500,000	510,000
Sally Holdings LLC 5.625% due 12/1/2025	500,000	532,500
		2,488,000
Supermarkets — 1.2%
Tops Holding LLC Sr. Sec. Nt. 8.00% due 6/15/2022(2)	500,000	462,500
		462,500
Technology — 2.2%
First Data Corp. 7.00% due 12/1/2023(2)	500,000	505,000
Western Digital Corp. Sr. Nt. 10.50% due 4/1/2024(2)	330,000	330,825
		835,825
Transportation Services — 1.1%
Avis Budget Car Rental LLC 6.375% due 4/1/2024(2)	400,000	400,460
		400,460
Wireless — 2.0%
Sprint Corp. 7.125% due 6/15/2024	600,000	445,500
T-Mobile USA, Inc. 6.00% due 4/15/2024	330,000	334,125
		779,625
Wirelines — 5.3%
CenturyLink, Inc. Sr. Nt. 7.50% due 4/1/2024	330,000	330,825
EarthLink Holdings Corp. Sr. Sec. Nt. 7.375% due 6/1/2020	250,000	258,750
8.875% due 5/15/2019	372,000	381,300

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD VIP SERIES

March 31, 2016 (unaudited)	Principal Amount	Value
Frontier Communications Corp. Sr. Nt. 10.50% due 9/15/2022(2)	$500,000	$512,500
Windstream Services LLC 6.375% due 8/1/2023	700,000	512,750
		1,996,125
Total Corporate Bonds (Cost $30,357,387)		28,598,641

	Shares	Value
Common Stocks — 2.0%
Communications — 0.9%
Gray Television, Inc.(5)	13,000	152,360
Media General, Inc.(5)	11,000	179,410
		331,770
Consumer Cyclical Services — 0.7%
Wynn Resorts Ltd.	2,800	261,604
		261,604
Health Care — 0.4%
Acadia Healthcare Co., Inc.(5)	2,850	157,064
		157,064
Total Common Stocks (Cost $699,410)		750,438

	Principal Amount	Value
Repurchase Agreements — 2.2%
Fixed Income Clearing Corp. Repurchase Agreement, 0.03%, dated 3/31/2016, maturity value of $842,001, due 4/1/2016(6)	$842,000	842,000
Total Repurchase Agreements (Cost $842,000)		842,000
Total Investments — 100.0% (Cost $40,540,478)		37,937,888
Other Assets, Net — 0.0%		16,688
Total Net Assets — 100.0%		$37,954,576

(1)	Variable rate security. The rate shown is the rate in effect at March 31, 2016.
(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2016, the aggregate market value of these securities amounted to $15,075,705, representing 39.7% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(3)	Payment-in-kind security, for which interest payments may be made in additional principal ranging from 0% to 100% of the full stated interest rate. As of March 31, 2016, interest payments had been made in cash.
(4)	Securities are segregated to cover anticipated or existing derivative positions.
(5)	Non-income producing security.
(6)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FHLMC	1.30%	7/27/2018	$862,150

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD VIP SERIES

The following is a summary of the inputs used as of March 31, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Senior Secured Loans	$—	$7,746,809	$—	$7,746,809
Corporate Bonds	—	28,598,641	—	28,598,641
Common Stocks	750,438	—	—	750,438
Repurchase Agreements	—	842,000	—	842,000

Total	$750,438	$37,187,450	$—	$37,937,888

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

March 31, 2016 (unaudited)	Shares	Value
Common Stocks — 96.6%
Advertising Agencies — 0.3%
Nielsen Holdings PLC	2,294	$120,802
Omnicom Group, Inc.	1,527	127,092
The Interpublic Group of Companies, Inc.	2,560	58,752
		306,646
Aerospace — 1.9%
General Dynamics Corp.	1,872	245,925
L-3 Communications Holdings, Inc.	494	58,539
Lockheed Martin Corp.	1,665	368,797
Northrop Grumman Corp.	1,149	227,387
Raytheon Co.	1,897	232,629
Rockwell Collins, Inc.	828	76,350
Textron, Inc.	1,724	62,857
The Boeing Co.	3,968	503,698
United Technologies Corp.	4,901	490,590
		2,266,772
Air Transport — 0.8%
American Airlines Group, Inc.	3,971	162,851
Delta Air Lines, Inc.	4,955	241,209
FedEx Corp.	1,655	269,301
Southwest Airlines Co.	4,097	183,546
United Continental Holdings, Inc.(1)	2,349	140,611
		997,518
Aluminum — 0.1%
Alcoa, Inc.	8,253	79,064
		79,064
Asset Management & Custodian — 0.7%
Affiliated Managers Group, Inc.(1)	341	55,378
BlackRock, Inc.	796	271,094
Franklin Resources, Inc.	2,388	93,251
Invesco Ltd.	2,671	82,186
Legg Mason, Inc.	679	23,548
Northern Trust Corp.	1,370	89,283
State Street Corp.	2,542	148,758
T. Rowe Price Group, Inc.	1,582	116,214
		879,712
Auto Parts — 0.4%
BorgWarner, Inc.	1,412	54,221
Delphi Automotive PLC	1,765	132,410
Genuine Parts Co.	950	94,392
Johnson Controls, Inc.	4,080	158,998
		440,021
Auto Services — 0.0%
The Goodyear Tire & Rubber Co.	1,694	55,868
		55,868
Automobiles — 0.5%
Ford Motor Co.	24,554	331,479
General Motors Co.	8,921	280,387
		611,866
Back Office Support, HR and Consulting — 0.8%
Accenture PLC, Class A	3,936	454,214
Automatic Data Processing, Inc.	2,906	260,697
Paychex, Inc.	2,022	109,208
Robert Half International, Inc.	836	38,941
Verisk Analytics, Inc., Class A(1)	982	78,482
		941,542

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

March 31, 2016 (unaudited)	Shares	Value
Banks: Diversified — 3.2%
Bank of America Corp.(2)	65,591	$886,790
BB&T Corp.	4,915	163,522
Citizens Financial Group, Inc.	3,324	69,638
Comerica, Inc.	1,114	42,187
Fifth Third Bancorp	5,004	83,517
Huntington Bancshares, Inc.	5,019	47,881
KeyCorp	5,263	58,104
M&T Bank Corp.	1,008	111,888
Regions Financial Corp.	8,224	64,558
SunTrust Banks, Inc.	3,211	115,853
The PNC Financial Services Group, Inc.	3,199	270,540
U.S. Bancorp	10,358	420,431
Wells Fargo & Co.	29,280	1,415,981
Zions Bancorporation	1,287	31,158
		3,782,048
Banks: Savings, Thrift & Mortgage Lending — 0.0%
People’s United Financial, Inc.	1,955	31,143
		31,143
Beverage: Brewers & Distillers — 0.3%
Brown-Forman Corp., Class B	641	63,119
Constellation Brands, Inc., Class A	1,091	164,839
Molson Coors Brewing Co., Class B	1,144	110,030
		337,988
Beverage: Soft Drinks — 2.0%
Coca-Cola Enterprises, Inc.	1,316	66,774
Dr. Pepper Snapple Group, Inc.	1,190	106,410
Monster Beverage Corp.(1)	945	126,044
PepsiCo, Inc.	9,178	940,561
The Coca-Cola Co.	24,656	1,143,792
		2,383,581
Biotechnology — 2.3%
AbbVie, Inc.	10,298	588,222
Alexion Pharmaceuticals, Inc.(1)	1,420	197,692
Amgen, Inc.	4,752	712,467
Baxalta, Inc.	3,676	148,510
Biogen, Inc.(1)	1,405	365,750
Celgene Corp.(1)	4,950	495,446
Regeneron Pharmaceuticals, Inc.(1)	490	176,616
		2,684,703
Building Materials — 0.2%
Martin Marietta Materials, Inc.	417	66,515
Masco Corp.	2,120	66,674
Vulcan Materials Co.	840	88,679
		221,868
Building: Climate Control — 0.1%
Ingersoll-Rand PLC	1,645	102,006
		102,006
Cable Television Services — 1.2%
Cablevision Systems Corp., Class A	1,402	46,266
Comcast Corp., Class A	15,382	939,533
Scripps Networks Interactive, Inc., Class A	597	39,103
Time Warner Cable, Inc.	1,784	365,042
		1,389,944
Chemicals: Diversified — 0.9%
Airgas, Inc.	409	57,931
E.I. du Pont de Nemours & Co.	5,521	349,590
Eastman Chemical Co.	937	67,679
Ecolab, Inc.	1,675	186,796

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

March 31, 2016 (unaudited)	Shares	Value
FMC Corp.	842	$33,992
The Dow Chemical Co.	7,084	360,292
		1,056,280
Chemicals: Specialty — 0.5%
Air Products & Chemicals, Inc.	1,222	176,029
International Flavors & Fragrances, Inc.	506	57,567
LyondellBasell Industries N.V., Class A	2,265	193,839
Praxair, Inc.	1,795	205,438
		632,873
Coal — 0.0%
CONSOL Energy, Inc.	1,443	16,291
		16,291
Commercial Services: Rental & Leasing — 0.0%
Ryder System, Inc.	337	21,831
United Rentals, Inc.(1)	585	36,381
		58,212
Commercial Vehicles & Parts — 0.1%
PACCAR, Inc.	2,227	121,795
		121,795
Communications Technology — 1.3%
Cisco Systems, Inc.	31,976	910,357
Harris Corp.	784	61,042
Juniper Networks, Inc.	2,237	57,066
QUALCOMM, Inc.	9,469	484,245
		1,512,710
Computer Services, Software & Systems — 8.5%
Adobe Systems, Inc.(1)	3,143	294,813
Akamai Technologies, Inc.(1)	1,121	62,294
Alphabet, Inc., Class A(1)	1,836	1,400,684
Alphabet, Inc., Class C(1)	1,872	1,394,546
Autodesk, Inc.(1)	1,425	83,092
CA, Inc.	1,864	57,393
Citrix Systems, Inc.(1)	969	76,144
Cognizant Technology Solutions Corp., Class A(1)	3,831	240,204
CSRA, Inc.	868	23,349
F5 Networks, Inc.(1)	444	46,997
Facebook, Inc., Class A(1)	14,303	1,631,972
Hewlett Packard Enterprise Co.	11,328	200,846
Intuit, Inc.	1,664	173,073
Microsoft Corp.(2)	50,318	2,779,063
Oracle Corp.	20,168	825,073
Red Hat, Inc.(1)	1,152	85,836
Salesforce.com, Inc.(1)	3,932	290,300
Symantec Corp.	4,256	78,225
Teradata Corp.(1)	838	21,989
VeriSign, Inc.(1)	619	54,806
Yahoo!, Inc.(1)	5,473	201,461
		10,022,160
Computer Technology — 4.6%
Apple, Inc.(2)	35,121	3,827,838
EMC Corp.	12,214	325,503
HP, Inc.	11,380	140,202
International Business Machines Corp.(2)	5,623	851,603
NetApp, Inc.	1,842	50,268
SanDisk Corp.	1,265	96,241
Seagate Technology PLC	1,884	64,904
Western Digital Corp.	1,460	68,970
		5,425,529

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

March 31, 2016 (unaudited)	Shares	Value
Consumer Electronics — 0.1%
Garmin Ltd.	744	$29,730
Harman International Industries, Inc.	448	39,890
		69,620
Consumer Lending — 0.0%
Navient Corp.	2,283	27,328
		27,328
Consumer Services: Miscellaneous — 0.2%
eBay, Inc.(1)	6,959	166,042
H & R Block, Inc.	1,486	39,260
		205,302
Containers & Packaging — 0.2%
Ball Corp.	859	61,238
Owens-Illinois, Inc.(1)	1,014	16,183
Sealed Air Corp.	1,244	59,725
WestRock Co.	1,620	63,229
		200,375
Copper — 0.1%
Freeport-McMoRan, Inc.	7,875	81,428
		81,428
Cosmetics — 0.1%
The Estee Lauder Companies, Inc., Class A	1,403	132,317
		132,317
Diversified Financial Services — 2.9%
Ameriprise Financial, Inc.	1,097	103,129
Capital One Financial Corp.	3,352	232,327
Citigroup, Inc.	18,766	783,480
JPMorgan Chase & Co.(2)	23,189	1,373,253
Leucadia National Corp.	2,100	33,957
Morgan Stanley	9,514	237,945
The Bank of New York Mellon Corp.	6,885	253,575
The Goldman Sachs Group, Inc.	2,499	392,293
		3,409,959
Diversified Manufacturing Operations — 3.3%
3M Co.	3,879	646,358
Danaher Corp.	3,756	356,294
Dover Corp.	977	62,850
Eaton Corp. PLC	2,916	182,425
General Electric Co.(2)	59,452	1,889,979
Honeywell International, Inc.	4,855	544,003
Illinois Tool Works, Inc.	2,061	211,129
		3,893,038
Diversified Media — 0.6%
Discovery Communications, Inc., Class A(1)	942	26,970
Discovery Communications, Inc., Class C(1)	1,626	43,902
News Corp., Class A	2,404	30,699
News Corp., Class B	680	9,010
Time Warner, Inc.	5,037	365,434
Twenty-First Century Fox, Inc., Class A	7,375	205,615
Twenty-First Century Fox, Inc., Class B	2,717	76,619
		758,249
Diversified Retail — 2.8%
Amazon.com, Inc.(1)	2,422	1,437,796
Costco Wholesale Corp.	2,756	434,290
Dollar General Corp.	1,833	156,905
Dollar Tree, Inc.(1)	1,480	122,041
Kohl’s Corp.	1,196	55,746

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

March 31, 2016 (unaudited)	Shares	Value
Macy’s, Inc.	1,981	$87,342
Nordstrom, Inc.	858	49,086
Target Corp.	3,881	319,329
Wal-Mart Stores, Inc.	9,884	676,955
		3,339,490
Drug & Grocery Store Chains — 1.3%
CVS Health Corp.	6,976	723,620
The Kroger Co.	6,132	234,549
Walgreens Boots Alliance, Inc.	5,487	462,225
Whole Foods Market, Inc.	2,150	66,887
		1,487,281
Electronic Components — 0.3%
Amphenol Corp., Class A	1,942	112,287
Corning, Inc.	7,011	146,460
TE Connectivity Ltd.	2,434	150,713
		409,460
Electronic Entertainment — 0.2%
Activision Blizzard, Inc.	3,179	107,577
Electronic Arts, Inc.(1)	1,958	129,444
		237,021
Energy Equipment — 0.0%
First Solar, Inc.(1)	477	32,660
		32,660
Engineering & Contracting Services — 0.1%
Fluor Corp.	893	47,954
Jacobs Engineering Group, Inc.(1)	773	33,664
Quanta Services, Inc.(1)	1,007	22,718
		104,336
Entertainment — 0.9%
The Walt Disney Co.	9,581	951,489
Viacom, Inc., Class B	2,187	90,279
		1,041,768
Environmental, Maintenance And Security Services — 0.1%
Cintas Corp.	551	49,485
Stericycle, Inc.(1)	536	67,638
		117,123
Fertilizers — 0.3%
CF Industries Holdings, Inc.	1,469	46,038
Monsanto Co.	2,771	243,128
The Mosaic Co.	2,113	57,051
		346,217
Financial Data & Systems — 2.8%
Alliance Data Systems Corp.(1)	386	84,920
American Express Co.	5,270	323,578
Discover Financial Services	2,693	137,128
Equifax, Inc.	747	85,375
Fidelity National Information Services, Inc.	1,748	110,666
Fiserv, Inc.(1)	1,440	147,715
MasterCard, Inc., Class A	6,238	589,491
McGraw Hill Financial, Inc.	1,703	168,563
Moody’s Corp.	1,084	104,671
PayPal Holdings, Inc.(1)	7,004	270,354
Synchrony Financial(1)	5,253	150,551
The Dun & Bradstreet Corp.	228	23,502
The Western Union Co.	3,183	61,400
Total System Services, Inc.	1,067	50,768

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

March 31, 2016 (unaudited)	Shares	Value
Visa, Inc., Class A	12,262	$937,798
		3,246,480
Foods — 1.7%
Campbell Soup Co.	1,132	72,210
ConAgra Foods, Inc.	2,728	121,723
General Mills, Inc.	3,765	238,513
Hormel Foods Corp.	1,700	73,508
Kellogg Co.	1,608	123,092
McCormick & Co., Inc.	733	72,919
Mead Johnson Nutrition Co.	1,175	99,840
Mondelez International, Inc., Class A	10,011	401,641
Sysco Corp.	3,308	154,583
The Hershey Co.	906	83,434
The JM Smucker Co.	754	97,899
The Kraft Heinz Co.	3,746	294,286
Tyson Foods, Inc., Class A	1,863	124,188
		1,957,836
Fruit & Grain Processing — 0.1%
Archer-Daniels-Midland Co.	3,759	136,489
		136,489
Gas Pipeline — 0.3%
Columbia Pipeline Group, Inc.	2,452	61,545
Kinder Morgan, Inc.	11,527	205,872
Spectra Energy Corp.	4,230	129,438
		396,855
Gold — 0.1%
Newmont Mining Corp.	3,334	88,618
		88,618
Health Care Facilities — 0.3%
DaVita HealthCare Partners, Inc.(1)	1,051	77,122
HCA Holdings, Inc.(1)	1,978	154,383
Tenet Healthcare Corp.(1)	628	18,168
Universal Health Services, Inc., Class B	575	71,714
		321,387
Health Care Management Services — 1.4%
Aetna, Inc.	2,197	246,833
Anthem, Inc.	1,645	228,639
CIGNA Corp.	1,623	222,740
Humana, Inc.	934	170,875
UnitedHealth Group, Inc.	6,004	773,916
		1,643,003
Health Care Services — 0.5%
Cerner Corp.(1)	1,918	101,577
Express Scripts Holding Co.(1)	4,261	292,688
McKesson Corp.	1,450	228,013
		622,278
Home Building — 0.1%
D.R. Horton, Inc.	2,068	62,516
Lennar Corp., Class A	1,128	54,550
PulteGroup, Inc.	2,002	37,457
		154,523
Hotel/Motel — 0.2%
Marriott International, Inc., Class A	1,215	86,484
Starwood Hotels & Resorts Worldwide, Inc.	1,063	88,686
Wyndham Worldwide Corp.	732	55,947
Wynn Resorts Ltd.	512	47,836
		278,953

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

March 31, 2016 (unaudited)	Shares	Value
Household Appliances — 0.1%
Whirlpool Corp.	493	$88,908
		88,908
Household Equipment & Products — 0.1%
Newell Rubbermaid, Inc.	1,683	74,540
		74,540
Household Furnishings — 0.1%
Leggett & Platt, Inc.	858	41,527
Mohawk Industries, Inc.(1)	401	76,551
		118,078
Insurance: Life — 0.5%
Aflac, Inc.	2,689	169,784
Lincoln National Corp.	1,559	61,113
Principal Financial Group, Inc.	1,716	67,696
Prudential Financial, Inc.	2,829	204,310
Torchmark Corp.	723	39,158
Unum Group	1,534	47,431
		589,492
Insurance: Multi-Line — 2.6%
American International Group, Inc.	7,793	421,212
Aon PLC	1,726	180,281
Assurant, Inc.	415	32,017
Berkshire Hathaway, Inc., Class B(1)	11,802	1,674,468
Loews Corp.	1,764	67,491
Marsh & McLennan Companies, Inc.	3,286	199,756
MetLife, Inc.	7,003	307,712
The Hartford Financial Services Group, Inc.	2,581	118,932
Willis Towers Watson PLC	866	102,759
		3,104,628
Insurance: Property - Casualty — 0.8%
Chubb Ltd.	2,903	345,892
Cincinnati Financial Corp.	929	60,719
The Allstate Corp.	2,440	164,383
The Progressive Corp.	3,682	129,386
The Travelers Companies, Inc.	1,917	223,733
XL Group PLC	1,876	69,037
		993,150
Leisure Time — 0.7%
Carnival Corp.	2,900	153,033
Expedia, Inc.	742	80,002
Royal Caribbean Cruises Ltd.	1,081	88,804
The Priceline Group, Inc.(1)	314	404,734
TripAdvisor, Inc.(1)	712	47,348
		773,921
Luxury Items — 0.1%
Signet Jewelers Ltd.	501	62,139
Tiffany & Co.	703	51,586
		113,725
Machinery: Agricultural — 0.1%
Deere & Co.	1,964	151,208
		151,208
Machinery: Construction & Handling — 0.2%
Caterpillar, Inc.	3,668	280,749
		280,749

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

March 31, 2016 (unaudited)	Shares	Value
Machinery: Engines — 0.1%
Cummins, Inc.	1,035	$113,788
		113,788
Machinery: Tools — 0.1%
Snap-on, Inc.	366	57,459
Stanley Black & Decker, Inc.	944	99,318
		156,777
Medical & Dental Instruments & Supplies — 1.0%
Becton Dickinson and Co.	1,328	201,617
Boston Scientific Corp.(1)	8,474	159,396
CR Bard, Inc.	466	94,444
DENTSPLY SIRONA, Inc.	1,519	93,616
Edwards Lifesciences Corp.(1)	1,359	119,877
Henry Schein, Inc.(1)	523	90,286
Patterson Companies, Inc.	527	24,521
St. Jude Medical, Inc.	1,781	97,955
Stryker Corp.	1,990	213,507
Zimmer Biomet Holdings, Inc.	1,128	120,279
		1,215,498
Medical Equipment — 1.4%
Agilent Technologies, Inc.	2,088	83,207
Baxter International, Inc.	3,446	141,562
Illumina, Inc.(1)	923	149,627
Intuitive Surgical, Inc.(1)	236	141,848
Medtronic PLC	8,858	664,350
PerkinElmer, Inc.	706	34,919
Thermo Fisher Scientific, Inc.	2,515	356,099
Varian Medical Systems, Inc.(1)	611	48,892
		1,620,504
Medical Services — 0.1%
Laboratory Corp. of America Holdings(1)	638	74,729
Quest Diagnostics, Inc.	903	64,519
		139,248
Metal Fabricating — 0.1%
Fastenal Co.	1,825	89,425
		89,425
Office Supplies & Equipment — 0.1%
Avery Dennison Corp.	574	41,391
Pitney Bowes, Inc.	1,242	26,753
Xerox Corp.	5,995	66,904
		135,048
Offshore Drilling & Other Services — 0.0%
Diamond Offshore Drilling, Inc.	407	8,844
Transocean Ltd.	2,154	19,688
		28,532
Oil Well Equipment & Services — 1.0%
Baker Hughes, Inc.	2,748	120,445
Cameron International Corp.(1)	1,204	80,728
Ensco PLC, Class A	1,484	15,389
FMC Technologies, Inc.(1)	1,437	39,316
Halliburton Co.	5,391	192,567
Helmerich & Payne, Inc.	679	39,871
National Oilwell Varco, Inc.	2,367	73,614
Schlumberger Ltd.	7,944	585,870
		1,147,800
Oil: Crude Producers — 1.4%
Anadarko Petroleum Corp.	3,201	149,071

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

March 31, 2016 (unaudited)	Shares	Value
Apache Corp.	2,382	$116,265
Cabot Oil & Gas Corp.	2,884	65,496
California Resources Corp.	461	475
Chesapeake Energy Corp.	3,261	13,435
Cimarex Energy Co.	596	57,973
Concho Resources, Inc.(1)	813	82,145
Devon Energy Corp.	3,214	88,192
EOG Resources, Inc.	3,463	251,344
EQT Corp.	961	64,637
Marathon Oil Corp.	4,267	47,534
Murphy Oil Corp.	1,019	25,669
Newfield Exploration Co.(1)	1,207	40,133
Noble Energy, Inc.	2,682	84,242
Occidental Petroleum Corp.	4,811	329,217
Pioneer Natural Resources Co.	1,017	143,133
Range Resources Corp.	1,067	34,549
Southwestern Energy Co.(1)	2,422	19,546
		1,613,056
Oil: Integrated — 3.2%
Chevron Corp.	11,856	1,131,062
ConocoPhillips	7,778	313,220
Exxon Mobil Corp.(2)	26,224	2,192,064
Hess Corp.	1,647	86,715
The Williams Cos., Inc.	4,298	69,069
		3,792,130
Oil: Refining And Marketing — 0.6%
Marathon Petroleum Corp.	3,358	124,850
ONEOK, Inc.	1,319	39,385
Phillips 66	2,991	258,991
Tesoro Corp.	759	65,282
Valero Energy Corp.	3,034	194,601
		683,109
Paints & Coatings — 0.3%
PPG Industries, Inc.	1,697	189,199
The Sherwin-Williams Co.	499	142,050
		331,249
Paper — 0.1%
International Paper Co.	2,612	107,196
		107,196
Personal Care — 2.0%
Church & Dwight Co., Inc.	826	76,141
Colgate-Palmolive Co.	5,650	399,172
Kimberly-Clark Corp.	2,287	307,624
The Clorox Co.	814	102,613
The Procter & Gamble Co.(2)	17,138	1,410,629
		2,296,179
Pharmaceuticals — 6.7%
Abbott Laboratories	9,397	393,077
Allergan PLC(1)	2,483	665,519
AmerisourceBergen Corp.	1,231	106,543
Bristol-Myers Squibb Co.	10,509	671,315
Cardinal Health, Inc.	2,073	169,882
Eli Lilly & Co.	6,148	442,717
Endo International PLC(1)	1,312	36,933
Gilead Sciences, Inc.	9,079	833,997
Johnson & Johnson(2)	17,430	1,885,926
Mallinckrodt PLC(1)	731	44,796
Merck & Co., Inc.	17,598	931,110
Mylan N.V.(1)	2,603	120,649
Perrigo Co. PLC	923	118,079

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

March 31, 2016 (unaudited)	Shares	Value
Pfizer, Inc.	38,886	$1,152,581
Vertex Pharmaceuticals, Inc.(1)	1,548	123,051
Zoetis, Inc.	2,886	127,936
		7,824,111
Producer Durables: Miscellaneous — 0.1%
W.W. Grainger, Inc.	364	84,969
		84,969
Production Technology Equipment — 0.3%
Applied Materials, Inc.	7,239	153,322
KLA-Tencor Corp.	983	71,572
Lam Research Corp.	998	82,435
		307,329
Radio & TV Broadcasters — 0.2%
CBS Corp., Class B	2,732	150,506
TEGNA, Inc.	1,397	32,774
		183,280
Railroads — 0.7%
CSX Corp.	6,142	158,156
Kansas City Southern	688	58,790
Norfolk Southern Corp.	1,881	156,593
Union Pacific Corp.	5,381	428,059
		801,598
Real Estate Investment Trusts — 2.8%
American Tower Corp.	2,669	273,226
Apartment Investment & Management Co., Class A	986	41,235
AvalonBay Communities, Inc.	863	164,143
Boston Properties, Inc.	968	123,013
Crown Castle International Corp.	2,103	181,909
Equinix, Inc.	432	142,867
Equity Residential	2,295	172,194
Essex Property Trust, Inc.	416	97,286
Extra Space Storage, Inc.	778	72,712
Federal Realty Investment Trust	438	68,350
General Growth Properties, Inc.	3,668	109,050
HCP, Inc.	2,930	95,459
Host Hotels & Resorts, Inc.	4,735	79,074
Iron Mountain, Inc.	1,211	41,065
Kimco Realty Corp.	2,604	74,943
Prologis, Inc.	3,303	145,927
Public Storage	928	255,970
Realty Income Corp.	1,573	98,328
Simon Property Group, Inc.	1,950	404,995
SL Green Realty Corp.	629	60,938
The Macerich Co.	848	67,195
Ventas, Inc.	2,098	132,090
Vornado Realty Trust	1,117	105,478
Welltower, Inc.	2,230	154,628
Weyerhaeuser Co.	4,966	153,847
		3,315,922
Real Estate Services — 0.0%
CBRE Group, Inc., Class A(1)	1,832	52,798
		52,798
Recreational Vehicles & Boats — 0.1%
Harley-Davidson, Inc.	1,209	62,058
		62,058
Restaurants — 1.4%
Chipotle Mexican Grill, Inc.(1)	197	92,781
Darden Restaurants, Inc.	727	48,200
McDonald’s Corp.	5,785	727,059

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

March 31, 2016 (unaudited)	Shares	Value
Starbucks Corp.	9,354	$558,434
Yum! Brands, Inc.	2,575	210,764
		1,637,238
Scientific Instruments: Control & Filter — 0.5%
Allegion PLC	605	38,545
FLIR Systems, Inc.	871	28,699
Flowserve Corp.	825	36,638
Parker-Hannifin Corp.	857	95,196
Rockwell Automation, Inc.	832	94,640
Roper Technologies, Inc.	635	116,059
The ADT Corp.	1,039	42,869
Tyco International PLC	2,664	97,795
Waters Corp.(1)	515	67,939
		618,380
Scientific Instruments: Electrical — 0.3%
AMETEK, Inc.	1,499	74,920
Emerson Electric Co.	4,124	224,263
		299,183
Scientific Instruments: Pollution Control — 0.3%
Pentair PLC	1,136	61,639
Republic Services, Inc.	1,510	71,952
Waste Management, Inc.	2,616	154,344
Xylem, Inc.	1,130	46,217
		334,152
Securities Brokerage & Services — 0.6%
CME Group, Inc.	2,131	204,683
E*TRADE Financial Corp.(1)	1,846	45,208
Intercontinental Exchange, Inc.	748	175,885
Nasdaq, Inc.	725	48,125
The Charles Schwab Corp.	7,547	211,467
		685,368
Semiconductors & Components — 2.0%
Analog Devices, Inc.	1,966	116,368
Broadcom Ltd.	2,450	378,525
Intel Corp.	29,727	961,668
Linear Technology Corp.	1,507	67,152
Microchip Technology, Inc.	1,280	61,696
Micron Technology, Inc.(1)	6,840	71,615
NVIDIA Corp.	3,220	114,729
Qorvo, Inc.(1)	814	41,034
Skyworks Solutions, Inc.	1,205	93,869
Texas Instruments, Inc.	6,391	366,971
Xilinx, Inc.	1,619	76,789
		2,350,416
Specialty Retail — 2.7%
Advance Auto Parts, Inc.	462	74,077
AutoNation, Inc.(1)	481	22,453
AutoZone, Inc.(1)	193	153,761
Bed, Bath & Beyond, Inc.(1)	1,052	52,221
Best Buy Co., Inc.	1,879	60,955
CarMax, Inc.(1)	1,277	65,255
GameStop Corp., Class A	665	21,100
L Brands, Inc.	1,605	140,935
Lowe’s Companies, Inc.	5,765	436,699
Netflix, Inc.(1)	2,693	275,305
O’Reilly Automotive, Inc.(1)	622	170,217
Ross Stores, Inc.	2,552	147,761
Staples, Inc.	4,055	44,727
The Gap, Inc.	1,444	42,454
The Home Depot, Inc.	7,987	1,065,705

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

March 31, 2016 (unaudited)	Shares	Value
The TJX Companies, Inc.	4,218	$330,480
Tractor Supply Co.	847	76,620
Urban Outfitters, Inc.(1)	547	18,100
		3,198,825
Steel — 0.1%
Nucor Corp.	2,014	95,262
		95,262
Telecommunications Equipment — 0.1%
Motorola Solutions, Inc.	1,013	76,684
		76,684
Textiles, Apparel & Shoes — 0.9%
Coach, Inc.	1,749	70,117
Hanesbrands, Inc.	2,469	69,972
Michael Kors Holdings Ltd.(1)	1,160	66,074
NIKE, Inc., Class B	8,501	522,557
PVH Corp.	520	51,511
Ralph Lauren Corp.	371	35,712
Under Armour, Inc., Class A(1)	1,135	96,282
VF Corp.	2,149	139,169
		1,051,394
Tobacco — 1.7%
Altria Group, Inc.	12,351	773,914
Philip Morris International, Inc.	9,760	957,553
Reynolds American, Inc.	5,223	262,769
		1,994,236
Toys — 0.1%
Hasbro, Inc.	707	56,631
Mattel, Inc.	2,138	71,879
		128,510
Transportation Miscellaneous — 0.4%
Expeditors International of Washington, Inc.	1,175	57,352
United Parcel Service, Inc., Class B	4,386	462,591
		519,943
Truckers — 0.1%
C.H. Robinson Worldwide, Inc.	905	67,178
J.B. Hunt Transport Services, Inc.	571	48,101
		115,279
Utilities: Electrical — 3.0%
AES Corp.	4,239	50,020
Ameren Corp.	1,529	76,603
American Electric Power Co., Inc.	3,092	205,309
CMS Energy Corp.	1,746	74,100
Consolidated Edison, Inc.	1,847	141,517
Dominion Resources, Inc.	3,751	281,775
DTE Energy Co.	1,131	102,536
Duke Energy Corp.	4,336	349,829
Edison International	2,053	147,590
Entergy Corp.	1,124	89,111
Eversource Energy	1,999	116,622
Exelon Corp.	5,793	207,737
FirstEnergy Corp.	2,665	95,860
NextEra Energy, Inc.	2,902	343,423
NRG Energy, Inc.	1,980	25,760
PG&E Corp.	3,090	184,535
Pinnacle West Capital Corp.	699	52,474
PPL Corp.	4,232	161,112
Public Service Enterprise Group, Inc.	3,188	150,282
SCANA Corp.	901	63,205
TECO Energy, Inc.	1,482	40,799

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

March 31, 2016 (unaudited)	Shares	Value
The Southern Co.	5,726	$296,206
WEC Energy Group, Inc.	1,989	119,479
Xcel Energy, Inc.	3,197	133,699
		3,509,583
Utilities: Gas Distributors — 0.3%
AGL Resources, Inc.	758	49,376
CenterPoint Energy, Inc.	2,711	56,714
NiSource, Inc.	2,008	47,309
Sempra Energy	1,486	154,618
		308,017
Utilities: Telecommunications — 2.7%
AT&T, Inc.(2)	38,754	1,517,994
CenturyLink, Inc.	3,459	110,550
Frontier Communications Corp.	7,359	41,137
Level 3 Communications, Inc.(1)	1,818	96,081
Verizon Communications, Inc.	25,631	1,386,124
		3,151,886
Total Common Stocks (Cost $47,421,805)		113,561,893

	Principal Amount	Value
U.S. Government Securities — 0.1%
U.S. Treasury Note 3.125% due 5/15/2019	$145,000	154,985
Total U.S. Government Securities (Cost $143,892)		154,985

	Principal Amount	Value
Repurchase Agreements — 3.2%
Fixed Income Clearing Corp. Repurchase Agreement, 0.03%, dated 3/31/2016, maturity value of $3,738,003, due 4/1/2016(3)	3,738,000	3,738,000
Total Repurchase Agreements (Cost $3,738,000)		3,738,000
Total Investments — 99.9% (Cost $51,303,697)		117,454,878
Other Assets, Net — 0.1%		144,515
Total Net Assets — 100.0%		$117,599,393

(1)	Non-income-producing security.
(2)	Securities are segregated to cover anticipated or existing derivative positions.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FHLMC	1.30%	7/27/2018	$3,814,513

The table below presents futures contracts as of March 31, 2016:

Description	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Appreciation
Purchased Futures Contracts
E-mini S&P 500 Futures	Goldman Sachs & Co.	39	6/17/2016	$4,000	$84,044

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

The following is a summary of the inputs used as of March 31, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$113,561,893	$—	$—	$113,561,893
U.S. Government Securities	—	154,985	—	154,985
Repurchase Agreements	—	3,738,000	—	3,738,000
Other Financial Instruments:
Financial Futures Contracts	84,044	—	—	84,044

Total	$113,645,937	$3,892,985	$—	$117,538,922

See accompanying notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Tax Basis of Investments

The cost of investments (excluding foreign currency related transactions) for federal income tax purposes at March 31, 2016, for each Fund is listed in the chart below. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is also disclosed in the chart below:

Tax Basis of Investments

Fund	Cost of Investments	Net Unrealized Appreciation/ (Depreciation) on Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation
RS Large Cap Alpha VIP Series	$892,576,320	$111,076,452	$144,449,122	$(33,372,670)
RS Small Cap Growth Equity VIP Series	89,866,623	2,384,812	9,483,490	(7,098,678)
RS International VIP Series	178,966,992	(3,094,441)	6,891,518	(9,985,959)
RS Emerging Markets VIP Series	47,985,909	1,364,598	4,093,287	(2,728,689)
RS Investment Quality Bond VIP Series	801,174,306	14,692,807	22,972,214	(8,279,407)
RS Low Duration Bond VIP Series	267,108,700	(2,360,552)	657,830	(3,018,382)
RS High Yield VIP Series	40,540,478	(2,602,590)	678,152	(3,280,742)
RS S&P 500 Index VIP Series	57,547,939	59,906,939	61,404,218	(1,497,279)

Restricted and Illiquid Securities

A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933 (except pursuant to an applicable exemption).The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to a Fund. Restricted and illiquid securities are valued according to the guidelines and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Funds’ Schedule of Investments.

Fair Value Measurements

In accordance with Financial Accounting Standards Board (“FASB”) Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Fund would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•

Level 2 — inputs other than unadjusted quoted prices that are observable either directly or indirectly (including adjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the three months ended March 31, 2016, the Funds held one security classified as Level 3. The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. Transfers between Levels 1 and 2 related to certain exchange-traded foreign securities whose prices may have been affected by events occurring after the close of trading on the exchange and, as a result, whose value were determined by a pricing service using pricing models in accordance with methods approved by the Funds’ Board of Trustees. Transfers between Levels 2 and 3 related to securities which have significant unobservable inputs, as they trade infrequently or not at all. Transfers into and out of each level of the fair value hierarchy for the three months ended March 31, 2016 were as follows:

	Transfers into Level 1	Transfers (out) of Level 1	Transfers into Level 2	Transfers (out) of Level 2	Transfers into Level 3	Transfers (out) of Level 3
RS Emerging Markets VIP Series
Common Stocks	$780,827	$(483,594)	$483,594	$(1,048,610)	$267,783	$—
Preferred Stocks	744,712	—	—	(744,712)	—	—

In determining a security’s placement within the hierarchy, the Trust separates the Funds’ investment portfolios into two categories: investments and derivatives (e.g., futures).

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Funds’ Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Derivatives Exchange-traded derivatives, such as futures contracts and exchange traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

Derivative Instruments and Hedging Activities The following is a summary of the fair valuation of the Funds’ derivative instruments at March 31, 2016.

Fund	Derivative Instrument Type	Value
RS Investment Quality Bond VIP Series	Financial Futures Contracts	$47,016
RS Low Duration Bond VIP Series	Financial Futures Contracts	88,665
RS S&P 500 Index VIP Series	Financial Futures Contracts	84,044

RS Investment Quality Bond VIP Series and RS Low Duration Bond VIP Series used exchange-traded U.S. Treasury futures to manage interest rate exposure. RS S&P 500 Index VIP Series entered into financial futures contracts as a substitute for the purchase or sale of securities or when there was significant cash received from fund shares sold.

For information about the Funds’ policy regarding valuation of investments and other significant accounting policies, please see the Funds’ most recent annual or semiannual report to shareholders filed on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officer have concluded, as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)), that the design and operation of such controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RS Variable Products Trust

By:	/s/ Matthew H. Scanlan
Matthew H. Scanlan, President
(Principal Executive Officer)

Date:	May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Matthew H. Scanlan
Matthew H. Scanlan, President
(Principal Executive Officer)

Date:	May 23, 2016

By:	/s/ Shelly Chu
Shelly Chu, Treasurer
(Principal Financial Officer)

Date:	May 23, 2016